UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® AMT Tax-Free
Money Fund

May 31, 2011

1.802206.107

SMM-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 101.1%
	Principal Amount (000s)	Value (000s)
Alabama - 1.1%
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Hosp. Proj.) 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (a)	$ 13,100	$ 13,100
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.2% 6/7/11, LOC Bayerische Landesbank Girozentrale, VRDN (a)	1,990	1,990
		15,090
Alaska - 2.1%
Alaska Hsg. Fin. Corp. Participating VRDN Series Solar 06 22, 0.18% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,605	4,605
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.21% 6/7/11, VRDN (a)	21,000	21,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.2% 6/7/11 (ConocoPhillips Guaranteed), VRDN (a)	4,100	4,100
		29,705
Arizona - 2.6%
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.17% 6/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(e)	10,695	10,695
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.2% 6/7/11, LOC JPMorgan Chase Bank, VRDN (a)	1,200	1,200
Maricopa County Unified School District #48 Scottsdale Bonds Series A, 5% 7/1/11	1,500	1,506
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Del Mar Terrance Apts. Proj.) Series 1999 A, 0.2% 6/7/11, LOC Freddie Mac, VRDN (a)	10,500	10,500
(Paradise Lakes Apt. Proj.) Series 2007 A, 0.16% 6/7/11, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Putters 3467, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,115	2,115
Series Putters 3708Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,605	4,605
Series ROC II R 11712, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (a)(e)	1,000	1,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.28% 6/7/11, LOC Bank of America NA, VRDN (a)	3,500	3,500
		36,121
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - 1.4%
California Gen. Oblig. Series 2004 A7, 0.19% 6/7/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	$ 1,000	$ 1,000
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.17% 6/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,700	2,700
Los Angeles Unified School District TRAN Series A, 2% 6/30/11	4,600	4,605
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series ROC II R 11304, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (a)(e)	6,970	6,970
Orange County Sanitation District Rev. BAN Series 2010 B, 2% 11/23/11	4,000	4,031
		19,306
Colorado - 3.2%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 0.7% 6/7/11, LOC JPMorgan Chase Bank, VRDN (a)	820	820
Colorado Ed. Ln. Prog. TRAN Series 2010 D, 2% 6/30/11	12,600	12,617
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,685	1,685
Colorado Health Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2004 B:
0.2% 6/7/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	2,300	2,300
0.21% 6/7/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	600	600
Participating VRDN Series Putters 2999, 0.21% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,245	6,245
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series EGL 07 0040, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (a)(e)	3,700	3,700
Colorado Springs Utils. Rev. Series 2000 A, 0.19% 6/7/11, VRDN (a)	7,225	7,225
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.28% 6/7/11, LOC Wells Fargo Bank NA, VRDN (a)	7,710	7,710
		43,902
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 1.8%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) 0.78% tender 6/3/11, CP mode	$ 4,700	$ 4,700
Connecticut Gen. Oblig.:
BAN Series 2009 B, 4% 6/1/11	5,400	5,400
Series 2004 A, 0.25% 6/7/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,000	4,000
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series BBT 08 17, 0.17% 6/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,000	3,000
Series EGL 7 05 3031, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (a)(e)	4,300	4,300
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.) Series 2006 B1, 0.2% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	2,000	2,000
Series 2009 C2, 0.2% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	1,000	1,000
		24,400
Delaware - 0.8%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.48% 6/7/11, VRDN (a)	6,000	6,000
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.2% 6/7/11, LOC Wells Fargo Bank NA, VRDN (a)	4,600	4,600
		10,600
District Of Columbia - 0.8%
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3369, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000	1,000
District of Columbia Rev.:
(The AARP Foundation Proj.) Series 2004, 0.19% 6/7/11, LOC Bank of America NA, VRDN (a)	1,600	1,600
(The Phillips Collection Issue Proj.) Series 2003, 0.33% 6/7/11, LOC Bank of America NA, VRDN (a)	3,735	3,735
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.21% 6/7/11, LOC Branch Banking & Trust Co., VRDN (a)	4,900	4,900
		11,235
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - 9.6%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.):
Series 2008 A, 0.3% tender 6/3/11, LOC Bank of America NA, CP mode	$ 2,900	$ 2,900
Series 2008 B, 0.27% tender 7/8/11, LOC Bank of America NA, CP mode	3,300	3,300
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.21% 6/7/11, LOC Freddie Mac, VRDN (a)	2,165	2,165
Cape Coral Gen. Oblig. 0.25% 7/8/11, LOC Bank of America NA, CP	6,778	6,778
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Bonds:
Series 2006 E, 2% 6/1/11	1,655	1,655
Series 2007 E, 4% 6/1/11	1,490	1,490
Participating VRDN Series Putters 3834 Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,270	1,270
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2010 A, 2% 7/1/11	1,570	1,572
Series 2010 C, 4% 7/1/11	3,400	3,410
Series B, 5% 7/1/11	1,250	1,255
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.21% 6/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,440	3,440
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Mariner's Cay Apts. Proj.) Series 2008 M, 0.19% 6/7/11, LOC Fannie Mae, VRDN (a)	1,360	1,360
(Victoria Park Apts. Proj.) Series 2002 J, 0.19% 6/7/11, LOC Fannie Mae, VRDN (a)	1,100	1,100
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2010 A, 4% 7/15/11	3,120	3,134
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) 0.22% 6/7/11, LOC Bank of America NA, VRDN (a)	8,745	8,745
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series F, 0.32% tender 6/16/11 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	15,000	15,000
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.21% 6/7/11, LOC Fannie Mae, VRDN (a)	2,650	2,650
Jacksonville Poll. Cont. Rev. Bonds:
(Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.32% tender 6/1/11, CP mode	5,545	5,545
Series 1992, 0.32% tender 6/1/11, CP mode	1,800	1,800
Miami-Dade County Gen. Oblig. Bonds Series 2011 B, 3% 11/1/11	1,115	1,127
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 0.28% 6/7/11, LOC Bank of America NA, VRDN (a)	$ 4,400	$ 4,400
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.28% 6/7/11, LOC Bank of America NA, VRDN (a)	15,600	15,600
(Hanley Ctr. Proj.) Series 2006, 0.28% 6/7/11, LOC Bank of America NA, VRDN (a)	7,210	7,210
(Morse Oblig. Group Proj.) Series 2003, 0.17% 6/7/11, LOC TD Banknorth, NA, VRDN (a)	6,045	6,045
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.22% 6/7/11, LOC Bank of America NA, VRDN (a)	2,100	2,100
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.22% 6/7/11, LOC Bank of America NA, VRDN (a)	5,100	5,100
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
(Suncoast Hospice Proj.) Series 2004, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (a)	1,605	1,605
Pinellas County School District TAN Series 2010, 1.5% 6/30/11	4,700	4,704
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.) Series 2005 A1, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (a)	4,930	4,930
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.21% 6/7/11, LOC Fannie Mae, VRDN (a)	1,050	1,050
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 2007-36, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	6,000	6,000
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,635	4,635
		134,075
Georgia - 1.8%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (a)	6,100	6,100
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.17% 6/7/11, LOC Freddie Mac, VRDN (a)	5,225	5,225
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.21% 6/7/11, LOC Branch Banking & Trust Co., VRDN (a)	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Fulton County Dev. Auth.: - continued
(Pace Academy, Inc. Proj.) Series 2008, 0.22% 6/7/11, LOC Bank of America NA, VRDN (a)	$ 4,100	$ 4,100
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.18% 6/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (a)	4,300	4,300
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.16% 6/7/11, LOC JPMorgan Chase Bank, VRDN (a)	1,090	1,090
Smyrna Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Hills of Post Village Proj.) Series 1995, 0.18% 6/7/11, LOC Fannie Mae, VRDN (a)	2,200	2,200
		25,515
Hawaii - 0.4%
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000
Idaho - 0.4%
Idaho Gen. Oblig. TAN 2% 6/30/11	2,900	2,904
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (a)	2,000	2,000
		4,904
Illinois - 4.2%
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	3,200	3,200
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.25% 6/7/11, LOC Landesbank Baden-Wuert, VRDN (a)	1,545	1,545
Chicago Wtr. Rev.:
Series 2004 A2, 0.2% 6/7/11, LOC California Pub. Employees Retirement Sys., VRDN (a)	2,470	2,470
Series 2004 A3, 0.16% 6/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (a)	3,175	3,175
DuPage County Rev. (Morton Arboretum Proj.) 0.28% 6/7/11, LOC Bank of America NA, VRDN (a)	10,500	10,500
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.2% 6/7/11, LOC JPMorgan Chase Bank, VRDN (a)	18,900	18,900
(Saint Xavier Univ. Proj.) Series 2008, 0.2% 6/7/11, LOC Bank of America NA, VRDN (a)	3,700	3,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.17% 6/7/11, LOC Freddie Mac, VRDN (a)	$ 3,250	$ 3,250
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.22% 6/7/11, LOC Bank of America NA, VRDN (a)	7,180	7,180
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.19% 6/7/11, LOC JPMorgan Chase Bank, VRDN (a)	2,500	2,500
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.33% 6/7/11, LOC Bank of America NA, VRDN (a)	2,500	2,500
		58,920
Indiana - 2.1%
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.16% 6/7/11, LOC Royal Bank of Scotland PLC, VRDN (a)	3,400	3,400
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.18% 6/7/11, LOC JPMorgan Chase Bank, VRDN (a)	5,800	5,800
Indiana Edl. Facilities Auth. Rev. (Earlham College Proj.) Series E, 0.19% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,050	4,050
Indiana Fin. Auth. Health Sys. Rev.:
(Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 E, 0.16% 6/7/11, LOC Bank of America NA, VRDN (a)	10,000	10,000
Participating VRDN Series 3654 Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,440	3,440
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E8, 0.15% 6/7/11, VRDN (a)	1,000	1,000
IPS Multi-School Bldg. Corp. Participating VRDN Series Solar 07 26, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	2,000	2,000
		29,690
Iowa - 0.5%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.28% 6/7/11, VRDN (a)	6,900	6,900
Louisiana - 0.1%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Putters 2378, 0.21% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,030	1,030
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maine - 1.0%
Maine Health & Higher Ed. Facilities Auth. Rev.:
Participating VRDN Series Solar 06 122, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	$ 6,990	$ 6,990
Series 2008 A, 0.24% 6/7/11, LOC KBC Bank NV, VRDN (a)	5,555	5,555
Series 2008 B, 0.24% 6/7/11, LOC KBC Bank NV, VRDN (a)	1,700	1,700
		14,245
Maryland - 2.2%
Anne Arundel County Gen. Oblig. Bonds Series 2011, 2% 4/1/12	1,590	1,611
Baltimore County Econ. Dev. Rev.:
(Blue Circle, Inc. Proj.) Series 1992, 0.2% 6/7/11, LOC BNP Paribas SA, VRDN (a)	6,100	6,100
(The Bais Yaakov School for Girls Proj.) Series 2003, 0.3% 6/7/11, LOC Bank of America NA, VRDN (a)	1,000	1,000
Baltimore County Metropolitan District Series 1995, 0.32% 7/8/11 (Liquidity Facility BNP Paribas SA), CP	2,000	2,000
Carroll County Rev. (Fairhaven and Copper Ridge Proj.) Series 2004 A, 0.17% 6/7/11, LOC Branch Banking & Trust Co., VRDN (a)	4,820	4,820
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.2% 6/7/11, LOC Fannie Mae, VRDN (a)	1,200	1,200
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.2% 6/7/11, LOC Bank of America NA, VRDN (a)	1,335	1,335
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.2% 6/7/11, LOC Bank of America NA, VRDN (a)	600	600
Series 2007 D, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (a)	3,100	3,100
(Univ. of Maryland Med. Sys. Proj.) Series 2008 A, 0.32% 6/7/11, LOC Citizens Bank of Pennsylvania, VRDN (a)	6,500	6,500
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.22% 6/7/11, LOC Bank of America NA, VRDN (a)	2,630	2,630
		30,896
Massachusetts - 1.8%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2008 A1, 0.16% 6/7/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.: - continued
Series 2008 A2, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	$ 7,900	$ 7,900
Massachusetts Gen. Oblig. Participating VRDN Series SG 126, 0.18% 6/7/11 (Liquidity Facility Societe Generale) (a)(e)	2,000	2,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.7% tender 6/15/11, CP mode	800	800
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series BA 08 1082, 0.25% 6/7/11 (Liquidity Facility Bank of America NA) (a)(e)	6,680	6,680
Series EGL 07 0031, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (a)(e)	1,000	1,000
Series Putters 2479Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,100	3,100
		25,480
Michigan - 2.2%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B1, 0.25% 6/7/11, LOC RBS Citizens NA, VRDN (a)	10,500	10,500
Michigan Bldg. Auth. Rev. Series 6, 0.35% 6/2/11, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Minnesota, CP	6,505	6,505
Michigan Gen. Oblig. TRAN Series A, 2% 9/30/11	4,200	4,222
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Sys. Proj.) Series 2005 F, 0.14% 6/7/11, VRDN (a)	2,000	2,000
Bonds (Trinity Health Sys. Proj.) Series 2008 C, 0.34% tender 6/6/11, CP mode	2,000	2,000
Participating VRDN Series ROC II R 11676, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (a)(e)	1,300	1,300
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.19% 6/7/11, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	4,300	4,300
		30,827
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.5%
Minnesota Gen. Oblig. Participating VRDN Series Putters 3844 Q, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 3,460	$ 3,460
Oak Park Heights Multi-Fam Rev. 0.2% 6/7/11, LOC Freddie Mac, VRDN (a)	3,180	3,180
		6,640
Mississippi - 0.6%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.28% 6/7/11, LOC Bank of America NA, VRDN (a)	8,500	8,500
Missouri - 1.0%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (a)(e)	8,000	8,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Cox Health Sys. Proj.) Series 2008 C, 0.19% 6/7/11, LOC Bank of America NA, VRDN (a)	5,000	5,000
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 C2, 0.15% 6/7/11, VRDN (a)	1,000	1,000
		14,000
Nebraska - 1.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.18% 6/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (a)	5,500	5,500
Lincoln Elec. Sys. Rev. Series 2005, 0.31% 8/15/11, CP	1,500	1,500
Omaha Pub. Pwr. District Elec. Rev.:
Participating VRDN Series Putters 3700 Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000
Series A:
0.29% 8/22/11, CP	7,200	7,200
0.32% 8/18/11, CP	2,000	2,000
		21,200
Nevada - 2.9%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.17% 6/7/11, LOC Citibank NA, VRDN (a)	1,400	1,400
Series 2008 D 2B, 0.18% 6/7/11, LOC Royal Bank of Canada, VRDN (a)	1,400	1,400
Series 2008 D1, 0.17% 6/7/11, LOC Citibank NA, VRDN (a)	18,020	18,020
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2008 D3, 0.18% 6/7/11, LOC Bank of America NA, VRDN (a)	$ 1,600	$ 1,600
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (a)(e)	2,800	2,800
Clark County School District Bonds Series 2002 C, 5% 6/15/11	2,500	2,504
Nevada Gen. Oblig. Bonds Series A, 5% 2/1/12	1,000	1,029
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2009 B, 0.19% 6/7/11, LOC Wells Fargo Bank NA, VRDN (a)	12,050	12,050
		40,803
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.8% tender 6/24/11, CP mode	1,400	1,400
New Hampshire Health & Ed. Facilities Auth. Rev. Bonds Series 2011, 3% 10/1/11	1,625	1,635
		3,035
New Jersey - 1.2%
Montgomery Township Gen. Oblig. BAN 1.5% 9/22/11	16,969	17,019
New Mexico - 0.7%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.18% 6/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (a)	10,300	10,300
New York - 1.8%
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 06 47 Class A, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (a)(e)	4,500	4,500
Series EGL 07 0003, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (a)(e)	15,000	15,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 I, 0.21% 6/7/11, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,700	5,700
		25,200
North Carolina - 2.9%
Charlotte Wtr. & Swr. Sys. Rev.:
Series 2002 B, 0.18% 6/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	1,700	1,700
Series 2006 B, 0.18% 6/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	8,600	8,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.17% 6/7/11 (Liquidity Facility Bank of America NA), VRDN (a)	$ 4,610	$ 4,610
Guilford County Gen. Oblig. Series 2007 B, 0.18% 6/7/11 (Liquidity Facility Branch Banking & Trust Co.), VRDN (a)	2,200	2,200
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Campbell Univ. Proj.) Series 2009, 0.21% 6/7/11, LOC Branch Banking & Trust Co., VRDN (a)	1,500	1,500
North Carolina Cap. Facilities Fin. Agcy. Rev. (Elon Univ. Proj.) Series 2006, 0.18% 6/7/11, LOC Bank of America NA, VRDN (a)	3,905	3,905
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 0.21% 6/7/11, LOC Branch Banking & Trust Co., VRDN (a)	300	300
(Friends Homes, Inc. Proj.) Series 2003, 0.19% 6/7/11, LOC Bank of America NA, VRDN (a)	6,170	6,170
(WakeMed Proj.) Series 2009 B, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (a)	1,200	1,200
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (a)(e)	9,900	9,900
		40,085
Ohio - 2.3%
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,360	4,360
Delaware Gen. Oblig. BAN 1.5% 4/26/12	3,700	3,729
Franklin County Health Care Facilities Rev. (Friendship Village of Dublin, Ohio, Inc. Proj.) Series 2004 B, 0.17% 6/7/11, LOC PNC Bank NA, VRDN (a)	1,760	1,760
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.18% 6/7/11, LOC JPMorgan Chase Bank, VRDN (a)	5,100	5,100
Ohio Air Quality Dev. Auth. Rev.:
(FirstEnergy Corp. Proj.) Series 2006 B, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (a)	3,000	3,000
(FirstEnergy Generation Corp. Proj.) Series 2009 B, 0.14% 6/7/11, LOC UBS AG, VRDN (a)	1,300	1,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev. Bonds (Cleveland Clinic Foundation Proj.) Series 2008 B6:
0.32% tender 10/17/11, CP mode	$ 3,000	$ 3,000
0.36% tender 6/15/11, CP mode	9,200	9,200
		31,449
Oregon - 1.5%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series F, 0.36% tender 7/13/11, CP mode	10,000	10,000
0.3% tender 6/3/11, CP mode	5,000	5,000
0.3% tender 6/3/11, CP mode	4,000	4,000
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.2% 6/7/11, LOC Bank of America NA, VRDN (a)	1,500	1,500
		20,500
Pennsylvania - 6.6%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 0.18% 6/7/11, LOC PNC Bank NA, VRDN (a)	1,000	1,000
Allegheny County Indl. Dev. Auth. Rev. (The Watson Institute Friendship Academy Proj.) Series 2010, 0.18% 6/7/11, LOC PNC Bank NA, VRDN (a)	3,750	3,750
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.19% 6/7/11, LOC Royal Bank of Scotland PLC, VRDN (a)	2,000	2,000
Butler Co. Gen. Auth. Rev. (New Castle Area School District Proj.) Series 2009 A, 0.18% 6/7/11, LOC PNC Bank NA, VRDN (a)	2,935	2,935
Cambria County Indl. Dev. Auth. Rev. (American Nat'l. Red Cross Proj.) Series 2008, 0.16% 6/7/11, LOC JPMorgan Chase Bank, VRDN (a)	1,300	1,300
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.18% 6/7/11, LOC PNC Bank NA, VRDN (a)	2,000	2,000
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.28% 6/7/11, LOC Citizens Bank of Pennsylvania, VRDN (a)	200	200
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 0.3% 6/7/11, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,255	4,255
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.18% 6/7/11, LOC PNC Bank NA, VRDN (a)	3,640	3,640
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Forge Gate Apts. Proj.) Series 2001 A, 0.18% 6/7/11, LOC Fannie Mae, VRDN (a)	$ 4,990	$ 4,990
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2004 E1, 0.18% 6/7/11, LOC PNC Bank NA, VRDN (a)	3,575	3,575
Pennsylvania Gen. Oblig. TAN First Series 2010-2011, 2.5% 6/30/11	34,800	34,860
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A1, 0.23% 6/7/11, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,270	3,270
(Mercyhurst College Proj.) Series 12, 0.18% 6/7/11, LOC PNC Bank NA, VRDN (a)	3,165	3,165
Pennsylvania State Univ. Bonds Series 2009 B, 0.4%, tender 6/1/11 (a)	5,200	5,200
Pennsylvania Tpk. Commission Registration Fee Rev. Bonds Series 2001, 5% 7/15/11 (Pre-Refunded to 7/15/11 @ 101) (d)	3,400	3,453
Philadelphia Auth. for Indl. Dev. Rev. (The Franklin Institute Proj.) Series 2006, 0.19% 6/7/11, LOC Bank of America NA, VRDN (a)	2,895	2,895
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B2, 0.17% 6/7/11, LOC PNC Bank NA, VRDN (a)	2,200	2,200
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) Series 2002, 0.18% 6/7/11, LOC PNC Bank NA, VRDN (a)	3,915	3,915
Somerset County Gen. Oblig. Series 2009 A, 0.18% 6/7/11, LOC PNC Bank NA, VRDN (a)	3,450	3,450
		92,053
Rhode Island - 0.7%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Roger Williams Univ. Proj.) Series 2008 B, 0.2% 6/7/11, LOC Bank of America NA, VRDN (a)	9,300	9,300
Participating VRDN Series Putters 3517, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	990	990
		10,290
South Carolina - 3.3%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 42W, 0.19% 6/7/11 (Liquidity Facility Barclays Bank PLC) (a)(e)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.22% 6/7/11, LOC Bank of America NA, VRDN (a)	$ 7,131	$ 7,131
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Carolina Piedmont Foundation Proj.) 0.24% 6/7/11, LOC Bank of America NA, VRDN (a)	3,500	3,500
(Institute for Bus. and Home Safety Proj.) Series 2009, 0.21% 6/7/11, LOC Branch Banking & Trust Co., VRDN (a)	4,500	4,500
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series 2002 D, 5.25% 1/1/12	1,025	1,054
Participating VRDN Series ROC II R 11426, 0.19% 6/7/11 (Liquidity Facility Citibank NA) (a)(e)	3,900	3,900
Series 2010 A, 0.3% 6/15/11 (Liquidity Facility JPMorgan Chase Bank), CP	6,790	6,790
Spartanburg County School District #1 Participating VRDN Series Solar 06 152, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,485	10,485
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.75% tender 6/1/11, CP mode	7,000	7,000
		46,360
Tennessee - 1.5%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.21% 6/7/11, LOC Branch Banking & Trust Co., VRDN (a)	5,600	5,600
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.28% 6/7/11, LOC Bank of America NA, VRDN (a)	5,500	5,500
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.24% 6/7/11, LOC Bank of America NA, VRDN (a)	6,715	6,715
Shelby County Gen. Oblig. Series 2004 B, 0.19% 6/7/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,400	1,400
Shelby County Health Edl. & Hsg. Facilities Board Rev. Bonds (Baptist Memorial Health Care Proj.) Series 2004 A, 2.5% 9/1/11	1,250	1,256
		20,471
Texas - 10.6%
Austin Elec. Util. Sys. Rev. Series A, 0.25% 6/8/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Independent School District Participating VRDN Series Putters 3554, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 7,040	$ 7,040
Comal Independent School District Participating VRDN Series Solar 06 36, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	13,105	13,105
Dallas North Texas Tollway Auth. Series 2010 A1, 0.28% 6/1/11, LOC Bank of America NA, CP	10,000	10,000
Fort Bend Independent School District Participating VRDN Series PZ 124, 0.21% 6/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(e)	10,225	10,225
Fort Worth Independent School District Bonds Series 2008, 5% 2/15/12 (Permanent School Fund of Texas Guaranteed)	1,000	1,032
Galena Park Independent School District Participating VRDN Series SG 154, 0.17% 6/7/11 (Liquidity Facility Societe Generale) (a)(e)	9,900	9,900
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 3877, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,770	2,770
Series Solar 06 70, 0.18% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,000	4,000
Series 2004 B1, 0.19% 6/7/11, LOC Bank of America NA, VRDN (a)	1,400	1,400
Judson Independent School District Participating VRDN Series MS 06 1859, 0.17% 6/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,940	3,940
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.17% 6/7/11 (Liquidity Facility Deutsche Bank AG) (a)(e)	3,215	3,215
Lovejoy Independent School District Participating VRDN Series DB 514, 0.17% 6/7/11 (Liquidity Facility Deutsche Bank AG) (a)(e)	6,055	6,055
Mansfield Independent School District Participating VRDN Series PT 4627, 0.18% 6/7/11 (Liquidity Facility Deutsche Postbank AG) (a)(e)	10,820	10,820
North East Texas Independent School District Participating VRDN:
Series PT 3951, 0.18% 6/7/11 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)	995	995
Series Putters 2355, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,460	4,460
North Texas Tollway Auth. Rev. Series 2009 D, 0.17% 6/7/11, LOC JPMorgan Chase Bank, VRDN (a)	1,700	1,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.17% 6/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(e)	$ 2,920	$ 2,920
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series Putters 3344, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,215	3,215
San Antonio Wtr. Sys. Rev. Series 2001 A, 0.29% 6/10/11, CP	6,000	6,000
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,495	1,495
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.19% 6/7/11 (Liquidity Facility Barclays Bank PLC) (a)(e)	1,500	1,500
Texas Pub. Fin. Auth. Series 2002 A:
0.27% 8/1/11, CP	1,400	1,400
0.3% 8/8/11, CP	10,500	10,500
Texas Pub. Fin. Auth. Rev.:
Bonds Series 2010 A, 2% 7/1/11	3,800	3,805
Series 2003, 0.31% 8/4/11, CP	5,500	5,500
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00 104, 0.2% 6/7/11 (Liquidity Facility Societe Generale) (a)(e)	10,470	10,470
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series ROC II R 11266, 0.17% 6/7/11 (Liquidity Facility Citibank NA) (a)(e)	3,660	3,660
Upper Trinity Reg'l. Wtr. District Series A, 0.3% 6/13/11, LOC Bank of America NA, CP	3,000	3,000
		148,122
Utah - 1.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1991, 0.2% 6/7/11, LOC BNP Paribas SA, VRDN (a)	2,400	2,400
Series 1994, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (a)	6,500	6,500
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.3% 6/17/11 (Liquidity Facility Bank of Nova Scotia), CP	2,735	2,735
Series 1997 B2, 0.32% 6/9/11 (Liquidity Facility Bank of Nova Scotia), CP	2,150	2,150
Series 1997 B3, 0.3% 6/17/11 (Liquidity Facility JPMorgan Chase Bank), CP	1,300	1,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	$ 1,700	$ 1,700
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series ROC II R 11922, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (a)(e)	2,000	2,000
		18,785
Vermont - 0.2%
Vermont Gen. Oblig. Bonds Series 2010 E, 1.5% 8/15/11	2,055	2,060
Virginia - 3.5%
Albemarle County Indl. Dev. Auth. 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (a)	3,610	3,610
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.16% 6/7/11, LOC Citibank NA, VRDN (a)	11,200	11,200
Richmond Pub. Util. Rev. Participating VRDN:
Series ROC II R 10410, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (a)(e)	3,930	3,930
Series ROC II R 11262, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (a)(e)	4,880	4,880
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 06 17 Class A, 0.17% 6/7/11 (Liquidity Facility Citibank NA) (a)(e)	17,200	17,200
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series PZ 161, 0.21% 6/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,860	3,860
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series MS 06 1860, 0.17% 6/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,720	4,720
		49,400
Washington - 2.8%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.18% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	17,160	17,160
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000	1,000
Energy Northwest Elec. Rev. Bonds Series D, 5% 7/1/11	3,000	3,012
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.2% 6/7/11, LOC Bank of America NA, VRDN (a)	1,100	1,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev. Bonds (BP West Coast Products LLC Proj.) 0.32% tender 6/17/11 (BP PLC Guaranteed), CP mode	$ 1,500	$ 1,500
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.17% 6/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,510	2,510
Vancouver Hsg. Auth. Rev. Series 2008, 0.18% 6/7/11, LOC Freddie Mac, VRDN (a)	4,330	4,330
Washington Gen. Oblig. Participating VRDN Series ROC II R 11889, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (a)(e)	3,250	3,250
Washington Health Care Facilities Auth. Rev. (Southwest Washington Med. Ctr.) Series 2008 A, 0.18% 6/7/11, LOC Union Bank of California, VRDN (a)	2,000	2,000
Washington Hsg. Fin. Commission Nonprofit Rev.:
(United Way King County Proj.) 0.28% 6/7/11, LOC Bank of America NA, VRDN (a)	1,280	1,280
(YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (a)	1,700	1,700
		38,842
West Virginia - 0.9%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 D, 0.18% 6/7/11, LOC Bank of America NA, VRDN (a)	10,355	10,355
Series 2009 B, 0.21% 6/7/11, LOC Branch Banking & Trust Co., VRDN (a)	2,800	2,800
		13,155
Wisconsin - 3.2%
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.2% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,900	7,900
Wisconsin Gen. Oblig.:
Series 2005 A:
0.29% 8/18/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	5,200	5,200
0.31% 8/17/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,500	2,500
Series 2006 A, 0.29% 8/18/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,939	4,939
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds (Alexian Brothers Health Sys. Proj.) 0.35% tender 7/8/11, LOC JPMorgan Chase Bank, CP mode	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.:
Series 1997 A, 0.29% 8/18/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 11,935	$ 11,934
Series 2006 A:
0.29% 8/18/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,000	3,000
0.31% 10/6/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
		44,973
	Shares
Other - 9.3%
Fidelity Tax-Free Cash Central Fund, 0.14% (b)(c)	129,297	129,297
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,410,380)		1,410,380
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(15,190)
NET ASSETS - 100%		$ 1,395,190
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 164
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2011, the cost of investment securities for income tax purposes was $1,410,380,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for
Fidelity® Arizona Municipal

Money Market Fund

May 31, 2011

1.802202.107

SPZ-QTLY-0711

Fidelity Arizona Municipal Money Market Fund

Investments May 31, 2011 (Unaudited)

Municipal Securities - 100.2%
	Principal Amount	Value
Arizona - 93.0%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.15% 6/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	$ 4,700,000	$ 4,700,000
Series 2008 E, 0.18% 6/7/11, LOC Bank of America NA, VRDN (b)	1,600,000	1,600,000
Series 2008 F, 0.2% 6/7/11, LOC JPMorgan Chase Bank, VRDN (b)	3,415,000	3,415,000
(Catholic Healthcare West Proj.):
Series 2008 B, 0.19% 6/7/11, LOC Bank of America NA, VRDN (b)	13,950,000	13,950,000
Series 2009 F, 0.16% 6/7/11, LOC Citibank NA, VRDN (b)	21,750,000	21,750,000
(Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.2% 6/7/11, LOC JPMorgan Chase Bank, VRDN (b)	1,770,000	1,770,000
Bonds (Banner Health Proj.) Series 2008 D, 5% 1/1/12	2,250,000	2,301,315
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.23% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	3,645,000	3,645,000
Arizona School Facilities Board Rev. Bonds 5.5% 7/1/11 (Pre-Refunded to 7/1/11 @ 100) (f)	3,500,000	3,514,950
Arizona State Trans. Board Bonds Series 2008 A, 5% 7/1/11	1,000,000	1,003,754
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Fund Proj.):
Series 2007, 5% 7/1/11	3,000,000	3,011,344
Series 2010, 1.5% 7/1/11	3,400,000	3,403,225
Arizona Trans. Board Hwy. Rev.:
Bonds Series 2004 A, 5% 7/1/11	5,000,000	5,018,925
Participating VRDN Series PT 4605, 0.18% 6/7/11 (Liquidity Facility Deutsche Postbank AG) (b)(g)	4,000,000	4,000,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.4% 6/7/11, LOC Bank of America NA, VRDN (b)(e)	1,630,000	1,630,000
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.17% 6/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(g)	4,700,000	4,700,000
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.14% 6/1/11, LOC JPMorgan Chase Bank, VRDN (b)(e)	11,700,000	11,700,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.25% 6/7/11, LOC JPMorgan Chase Bank, VRDN (b)(e)	3,500,000	3,500,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.24% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	3,299,675	3,299,675
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Ranchwood Apts. Proj.) Series 2001 A, 0.22% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	$ 5,000,000	$ 5,000,000
(San Angelin Apts. Proj.) Series 2004, 0.19% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	3,100,000	3,100,000
(San Lucas Apts. Proj.) Series 2003, 0.19% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	1,700,000	1,700,000
(San Martin Apts. Proj.) Series A1, 0.19% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	7,000,000	7,000,000
(San Miguel Apts. Proj.) Series 2003, 0.19% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	1,300,000	1,300,000
(San Remo Apts. Proj.) Series 2002, 0.19% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	10,800,000	10,800,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.26% 6/7/11, LOC Freddie Mac, VRDN (b)(e)	3,500,000	3,500,000
(Village Square Apts. Proj.) Series 2004, 0.21% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.23% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,000,000	1,000,000
Maricopa County Unified School District #48 Scottsdale Bonds:
Series 2010, 2.5% 7/1/11	3,600,000	3,605,892
Series A, 5% 7/1/11	3,500,000	3,513,330
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(g)	3,600,000	3,600,000
Peoria Gen. Oblig. Bonds (Projects of 2000, 2005, & 2008) Series 2010, 3% 7/1/11	4,040,000	4,048,002
Phoenix Civic Impt. Corp. Series 2009, 0.3% 6/13/11, LOC Bank of America NA, CP	3,800,000	3,800,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Bonds Series 2004, 5% 7/1/11	5,780,000	5,802,018
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Bonds Series 2005, 5% 7/1/11	3,400,000	3,412,939
Participating VRDN:
Series Putters 3458, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,000,000	4,000,000
Series ROC II R 12311, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(g)	3,500,000	3,500,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.17% 6/7/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(g)	7,765,000	7,765,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Indl. Dev. Auth. Cultural Facilities Rev. (Phoenix Art Museum Proj.) Series 2006, 0.28% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)	$ 100,000	$ 100,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Del Mar Terrance Apts. Proj.) Series 1999 A, 0.2% 6/7/11, LOC Freddie Mac, VRDN (b)	900,000	900,000
(Paradise Lakes Apt. Proj.):
Series 2007 A, 0.16% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)	5,650,000	5,650,000
Series 2007 B, 0.17% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	20,800,000	20,800,000
(Westward Ho Apts. Proj.) Series 2003 A, 0.23% 6/7/11, LOC Bank of America NA, VRDN (b)(e)	4,330,000	4,330,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.2% 6/7/11, LOC JPMorgan Chase Bank, VRDN (b)	600,000	600,000
(Independent Newspaper, Inc. Proj.) Series 2000, 0.4% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	805,000	805,000
(Phoenix Expansion Proj.) Series 2002, 0.6% 6/7/11, LOC JPMorgan Chase Bank, VRDN (b)(e)	2,035,000	2,035,000
(Swift Aviation Svcs., Inc. Proj.) Series 2002, 0.17% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	6,025,000	6,025,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.2% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)	100,000	100,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.22% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	6,000,000	6,000,000
Series A, 0.22% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	3,500,000	3,500,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.18% 6/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	2,000,000	2,000,000
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Bonds Series 2011, 1.5% 6/1/12 (a)	3,500,000	3,539,025
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds 5.125% 1/1/12 (Pre-Refunded to 1/1/12 @ 101) (f)	7,500,000	7,782,057
Participating VRDN:
Series EGL 06 14 Class A, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(g)	2,400,000	2,400,000
Series ROC II R 11712, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(g)	3,635,000	3,635,000
Series WF 09 40C, 0.19% 6/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(g)	3,300,000	3,300,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.: - continued
Series C:
0.28% 8/17/11, CP	$ 3,500,000	$ 3,500,000
0.31% 8/15/11, CP	3,500,000	3,500,000
0.32% 8/17/11, CP	5,000,000	5,000,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.17% 6/7/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(g)	11,150,000	11,150,000
Scottsdale Indl. Dev. Auth. Hosp. Rev. Bonds (Scottsdale Healthcare Proj.) 5.8% 12/1/11 (Pre-Refunded to 12/1/11 @ 101) (f)	3,250,000	3,370,197
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.3% 6/7/11, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,000,000	4,000,000
Tempe Gen. Oblig. Bonds Series 2010 C, 1.25% 7/1/11	3,400,000	3,402,578
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.28% 6/7/11, LOC Bank of America NA, VRDN (b)	7,250,000	7,250,000
Tempe Transit Excise Tax Rev. Series 2006, 0.21% 6/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	28,560,000	28,560,000
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Corp. Proj.) 0.9% tender 6/9/11, CP mode	1,600,000	1,600,000
Tucson Street & Hwy. User Rev. Bonds Series 1994 B, 7.5% 7/1/11	515,000	517,899
Tucson Wtr. Rev. Bonds Series 2001 A, 5% 7/1/11	1,095,000	1,099,131
Univ. of Arizona Univ. Revs. Bonds:
Series 1992 A, 6% 6/1/11	1,255,000	1,255,000
Series 2004 A, 5.25% 6/1/11	3,225,000	3,225,000
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.19% 6/7/11, LOC JPMorgan Chase Bank, VRDN (b)	3,500,000	3,500,000
		329,791,256
Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) 1.05% tender 6/23/11, CP mode (e)	500,000	500,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.7% tender 6/14/11, CP mode	1,100,000	1,100,000
North Carolina - 1.4%
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.3% 6/7/11, LOC RBC Centura Bank, Rocky Mount, VRDN (b)	4,800,000	4,800,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - 0.3%
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.25% 6/7/11, LOC RBS Citizens NA, VRDN (b)	$ 1,000,000	$ 1,000,000
Pennsylvania - 0.4%
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.28% 6/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,455,000	1,455,000
Texas - 1.4%
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.19% 6/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	1,000,000	1,000,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2000, 0.23% 6/7/11, VRDN (b)(e)	4,000,000	4,000,000
		5,000,000
	Shares
Other - 3.3%
Fidelity Municipal Cash Central Fund, 0.16% (c)(d)	11,710,000	11,710,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $355,356,256)		355,356,256
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(830,350)
NET ASSETS - 100%		$ 354,525,906
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 39,819
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2011, the cost of investment securities for income tax purposes was $355,356,256.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Money Market Fund

May 31, 2011

1.802203.107

TEM-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Auburn Univ. Gen. Fee Rev. Bonds Series WF 08 55C, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.) (c)(h)(i)	$ 23,570	$ 23,570
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.21% 6/7/11, LOC Branch Banking & Trust Co., VRDN (c)	5,455	5,455
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 0.49% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	8,000	8,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.22% 6/7/11, VRDN (c)(f)	23,800	23,800
Mobile Downtown Redev. Auth. Gulf Opportunity Zone Series 2011 A, 0.16% 6/7/11, LOC Nat'l. Australia Bank Ltd., VRDN (c)	16,500	16,500
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 0.17% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	11,565	11,565
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 B, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)	24,930	24,930
		113,820
Alaska - 0.9%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.18% 6/7/11, LOC Union Bank of California, VRDN (c)	15,000	15,000
Alaska Student Ln. Corp. Ed. Ln. Rev. Bonds Series 2005 A, 5% 6/1/11 (f)	4,500	4,500
Anchorage Gen. Oblig.:
Series 2008 A:
0.32% 8/17/11, LOC U.S. Bank NA, Minnesota, CP (f)	20,000	20,000
0.33% 8/25/11, LOC U.S. Bank NA, Minnesota, CP (f)	20,000	20,000
TAN 1.5% 12/29/11	27,000	27,187
North Slope Borough Gen. Oblig. Bonds:
Series 2000 B, 0% 6/30/11	6,780	6,777
Series 2010 A, 2% 6/30/11	9,800	9,814
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.21% 6/7/11, VRDN (c)	66,000	66,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Alaska - continued
Valdez Marine Term. Rev.: - continued
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.2% 6/7/11 (ConocoPhillips Guaranteed), VRDN (c)	$ 26,000	$ 26,000
Series 1994 C, 0.35% 6/7/11 (ConocoPhillips Guaranteed), VRDN (c)	3,000	3,000
		198,278
Arizona - 1.8%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 E, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)	41,305	41,305
Series 2008 F, 0.2% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	13,000	13,000
Arizona School Facilities Board Rev. Bonds 5.5% 7/1/11 (Pre-Refunded to 7/1/11 @ 100) (g)	2,600	2,611
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Fund Proj.) Series 2010, 1.5% 7/1/11	7,570	7,577
Arizona Trans. Board Hwy. Rev. Participating VRDN Series PT 4605, 0.18% 6/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(h)	16,430	16,430
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.25% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,900	14,900
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.2% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	11,000	11,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.22% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
(San Angelin Apts. Proj.) Series 2004, 0.19% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(San Clemente Apts. Proj.) 0.19% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	10,600	10,600
(San Fernando Apts. Proj.) Series 2004, 0.19% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	6,750	6,750
(San Lucas Apts. Proj.) Series 2003, 0.19% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(San Martin Apts. Proj.):
Series A1, 0.19% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	5,000	5,000
Series A2, 0.21% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	4,300	4,300
(San Miguel Apts. Proj.) Series 2003, 0.19% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(Sands Apts. Proj.) Series 2001 A, 0.22% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Village Square Apts. Proj.) Series 2004, 0.21% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	$ 2,500	$ 2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.23% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	4,200	4,200
Maricopa County Unified School District #48 Scottsdale Bonds Series 2010, 2.5% 7/1/11	5,550	5,559
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	17,455	17,455
Phoenix Civic Impt. Corp. Series 2009, 0.3% 6/13/11, LOC Bank of America NA, CP	20,000	20,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.17% 6/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(h)	2,000	2,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 B, 0.17% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	11,200	11,200
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.22% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	4,500	4,500
Series A, 0.22% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	2,925	2,925
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series Putters 3242, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	4,300	4,300
Series Putters 3467, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	4,000	4,000
Series Putters 3708Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	7,280	7,280
Series C, 0.31% 8/15/11, CP	27,500	27,500
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.3% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	24,750	24,750
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Corp. Proj.) 0.9% tender 6/9/11, CP mode	6,960	6,960
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.19% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	61,935	61,935
		398,337
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arkansas - 0.7%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 0.48% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	$ 675	$ 675
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.25% 6/7/11, LOC Fannie Mae, VRDN (c)	7,415	7,415
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series ROC II R 121, 0.24% 6/7/11 (Liquidity Facility Citibank NA) (c)(f)(h)	710	710
Arkansas Gen. Oblig. Bonds Series 2010, 4% 8/1/11	8,000	8,049
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.25% 6/7/11, VRDN (c)(f)	34,400	34,400
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.22% 6/7/11, LOC Bank of Tokyo-Mitsubishi, VRDN (c)	8,000	8,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 0.21% 6/7/11, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	95,000	95,000
Univ. of Arkansas Rev. Participating VRDN Series Putters 3693 Z, 0.21% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	5,300	5,300
		159,549
California - 2.7%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Miramar Apts. Proj.) Series 2000 A, 0.17% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	6,600	6,600
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Sharp HealthCare Proj.) Series 2009 C, 0.15% 6/7/11, LOC Citibank NA, VRDN (c)	13,000	13,000
(Valley Christian Schools Proj.) Series 2003, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)	5,800	5,800
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 861, 0.19% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	15,825	15,825
California Gen. Oblig.:
Series 2003 C3, 0.17% 6/7/11, LOC Citibank NA, VRDN (c)	11,000	11,000
Series 2003 C4, 0.17% 6/7/11, LOC Citibank NA, VRDN (c)	10,750	10,750
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2004 K, 0.17% 6/7/11, LOC Bank of America NA, VRDN (c)	24,900	24,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Multifamily Hsg. Rev.:
Series 2008 B:
0.16% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 27,500	$ 27,500
0.16% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,190	2,190
Series 2008 C, 0.16% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,375	4,375
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2000 X2, 0.17% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,520	5,520
Series 2002 J, 0.17% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,430	2,430
Series 2003 H, 0.17% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	23,600	23,600
Series 2003 M:
0.17% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	32,200	32,200
0.17% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	14,000	14,000
Series 2006 F1, 0.18% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	20,470	20,470
Series 2007 K, 0.18% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	25,000	25,000
Series 2008 C, 0.18% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	60,965	60,965
Series 2008 E, 0.18% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,025	10,025
(Multifamily Hsg. Prog.) Series 2001 G, 0.16% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,320	3,320
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.17% 6/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	36,300	36,300
Dublin Hsg. Auth. Multi-Family Hsg. Rev. (Park Sierra Iron Horse Trail Proj.) Series 1998-A, 0.17% 6/7/11, LOC Freddie Mac, VRDN (c)(f)	28,700	28,700
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.16% 6/7/11, LOC Citibank NA, VRDN (c)	6,605	6,605
Elk Grove Unified School District Spl. Tax Participating VRDN Series Solar 06-80, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	9,565	9,565
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District Participating VRDN Series Putters 2864, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	$ 4,785	$ 4,785
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Hollywood & Vine Apts. Proj.) Series A, 0.17% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	10,000	10,000
Los Angeles Multi-family Hsg. Rev. (Tri-City Hsg. Proj.) Series 1, 0.19% 6/7/11, LOC Citibank NA, VRDN (c)(f)	1,800	1,800
Los Angeles Unified School District TRAN Series A, 2% 6/30/11	52,500	52,555
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN Series EGL 7 05 3003, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	40,000	40,000
Series 2008 G, 0.17% 6/7/11, LOC Bank of America NA, VRDN (c)	3,000	3,000
Orange County Sanitation District Rev. BAN Series 2010 B, 2% 11/23/11	55,465	55,900
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.17% 6/7/11, LOC Union Bank of California, VRDN (c)	10,200	10,200
San Jose Multi-family Hsg. Rev. (Siena at Renaissance Square Proj.) Series 1996 A, 0.17% 6/7/11, LOC Key Bank NA, VRDN (c)(f)	8,000	8,000
Santa Cruz Redev. Agcy. Multi-family Rev. (1010 Pacific Ave. Apts. Proj.) Series B, 0.19% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	5,650	5,650
Stockton Pub. Fing. Auth. Wtr. Rev. (Delta Wtr. Supply Proj.) Series 2010 A, 0.17% 6/7/11, LOC Union Bank of California, VRDN (c)	14,000	14,000
		606,530
Colorado - 3.8%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.21% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
Aurora Hsg. Auth. Multi-Family Hsg. Rev. (Liberty Creek Proj.) 0.22% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	27,580	27,580
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 0.22% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	13,400	13,400
Colorado Ed. Ln. Prog. TRAN Series 2010 D, 2% 6/30/11	176,800	177,035
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	3,300	3,300
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	32,940	32,940
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.18% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	$ 14,495	$ 14,495
(Catholic Health Initiatives Proj.):
Series 2004 B, 0.2% 6/7/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	6,100	6,100
Series 2004 B2, 0.22% 6/7/11 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	17,825	17,825
Participating VRDN:
Series BA 08 1090, 0.25% 6/7/11 (Liquidity Facility Bank of America NA) (c)(h)	14,900	14,900
Series Putters 3702, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	3,550	3,550
Colorado Hsg. & Fin. Auth. Series 2002 C3, 0.18% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	11,750	11,750
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.21% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,000	7,000
(Waste Mgmt., Inc. Proj.) 0.22% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,160	14,160
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev.:
Series 2003 B3, 0.17% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	30,000	30,000
Series 2008 A3, 0.17% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	29,750	29,750
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	29,700	29,700
Series EGL 07 0037, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	16,830	16,830
Series EGL 07 0038, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	18,080	18,080
Series EGL 07 0040, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	30,610	30,610
Series ROC II R 12312, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	3,700	3,700
Series WF 10 37C, 0.19% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(h)	20,645	20,645
Colorado Springs Utils. Rev. Series 2000 A, 0.19% 6/7/11, VRDN (c)	27,600	27,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver City & County Arpt. Rev.:
Series 2008 C1, 0.24% 6/7/11, LOC KBC Bank NV, VRDN (c)(f)	$ 38,800	$ 38,800
Series 2008 C2, 0.21% 6/7/11, LOC Landesbank Baden-Wuert, VRDN (c)(f)	70,000	70,000
Series 2008 C3, 0.21% 6/7/11, LOC Landesbank Baden-Wuert, VRDN (c)(f)	75,800	75,800
Denver City & County Indl. Dev. Rev. (Brass Smith/Kevry Proj.) Series 2009, 0.35% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,215	5,215
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A2, 0.19% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	43,255	43,255
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 0.8% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	315	315
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.2% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	13,325	13,325
(Timberleaf Apts. Proj.) 0.2% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	11,165	11,165
Univ. of Colorado Hosp. Auth. Rev. Series A, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	24,000	24,000
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 0.22% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	7,110	7,110
		853,935
Connecticut - 0.5%
Connecticut Gen. Oblig.:
BAN Series 2009 B, 4% 6/1/11	25,830	25,830
Series 2004 A, 0.25% 6/7/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	6,050	6,050
Connecticut Health & Edl. Facilities Auth. Rev. (St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.19% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	12,110	12,110
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.):
Series 1989 D, 0.21% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (c)(f)	6,154	6,154
Series 2002 B3, 0.19% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (c)(f)	7,900	7,900
Series 2002 F2, 0.19% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (c)(f)	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Hsg. Fin. Auth.: - continued
(Hsg. Mtg. Fin. Prog.):
Series 2004 B4, 0.2% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (c)	$ 12,280	$ 12,280
Series 2005 D5, 0.21% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (c)(f)	5,065	5,065
Series 2005 D6, 0.2% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (c)	8,380	8,380
Series 2008 E, 0.18% 6/7/11 (Liquidity Facility Bank of America NA), VRDN (c)(f)	4,500	4,500
		103,269
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.55% 6/1/11, VRDN (c)(f)	3,000	3,000
Series 1988, 0.55% 6/1/11, VRDN (c)(f)	13,550	13,550
Series 1993 C, 0.49% 6/7/11, VRDN (c)	4,500	4,500
Series 1994, 0.55% 6/1/11, VRDN (c)(f)	29,900	29,900
Series 1999 B, 0.68% 6/7/11, VRDN (c)(f)	9,900	9,900
Delaware Hsg. Auth. Rev. Participating VRDN:
Series BC 2010 11W, 0.22% 6/7/11 (Liquidity Facility Barclays Bank PLC) (c)(f)(h)	3,005	3,005
Series Merlots 07 C103, 0.26% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	4,175	4,175
Series Merlots 07 C66, 0.26% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	5,730	5,730
Series ROC II R 11651, 0.24% 6/7/11 (Liquidity Facility Citibank NA) (c)(f)(h)	7,095	7,095
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.2% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	13,600	13,600
		94,455
District Of Columbia - 1.6%
District of Columbia Gen. Oblig. Series 2008 C, 0.16% 6/7/11, LOC TD Banknorth, NA, VRDN (c)	8,000	8,000
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 0.22% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	2,965	2,965
District of Columbia Income Tax Rev. Bonds Series 2009 B, 4% 12/1/11	7,645	7,783
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.:
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.35% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 7,250	$ 7,250
(George Washington Univ. Proj.):
Series 1999 B, 0.19% 6/7/11, LOC Bank of America NA, VRDN (c)	30,000	30,000
Series 1999 C, 0.19% 6/7/11, LOC Bank of America NA, VRDN (c)	16,380	16,380
(Medlantic/Helix Proj.):
Series 1998 A Tranche II, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)	29,900	29,900
Series 1998 A Tranche III, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)	18,675	18,675
(The AARP Foundation Proj.) Series 2004, 0.19% 6/7/11, LOC Bank of America NA, VRDN (c)	19,850	19,850
(The Phillips Collection Issue Proj.) Series 2003, 0.33% 6/7/11, LOC Bank of America NA, VRDN (c)	1,535	1,535
(Washington Drama Society, Inc. Proj.) Series 2008, 0.17% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	12,350	12,350
Bonds:
(Nat'l. Academy of Sciences Proj.):
0.26% tender 7/7/11, LOC Bank of America NA, CP mode	14,125	14,125
0.3% tender 6/3/11, LOC Bank of America NA, CP mode	30,000	30,000
Series 2000, 0.31% tender 8/4/11, LOC JPMorgan Chase Bank, CP mode	29,200	29,200
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Participating VRDN:
ROC II R 11815, 0.24% 6/7/11 (Liquidity Facility Citibank NA) (c)(f)(h)	6,000	6,000
Series BBT 2040, 0.2% 6/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(h)	9,920	9,920
Series BBT 2054, 0.2% 6/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(h)	10,150	10,150
Series DB 505, 0.19% 6/7/11 (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	7,515	7,515
Series DB 677, 0.19% 6/7/11 (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	7,770	7,770
Series DB 679, 0.19% 6/7/11 (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev.: - continued
Participating VRDN:
Series Putters 1691, 0.26% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	$ 11,940	$ 11,940
Series Putters 2855, 0.3% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	4,895	4,895
Series ROC II R 11798, 0.24% 6/7/11 (Liquidity Facility Citibank NA) (c)(f)(h)	15,000	15,000
Series 2003 D1, 0.25% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	37,985	37,985
Series 2009 D1, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)	4,950	4,950
		354,138
Florida - 7.2%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.):
Series 2008 A, 0.3% tender 6/3/11, LOC Bank of America NA, CP mode	15,600	15,600
Series 2008 B, 0.27% tender 7/8/11, LOC Bank of America NA, CP mode	17,400	17,400
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.25% 6/7/11, LOC Citibank NA, VRDN (c)(f)	10,885	10,885
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) 0.27% 6/7/11, LOC Citibank NA, VRDN (c)(f)	6,700	6,700
(Sanctuary Apts Proj.) Series A, 0.23% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	16,720	16,720
Cape Coral Gen. Oblig.:
0.25% 7/8/11, LOC Bank of America NA, CP	56,041	56,041
0.3% 6/7/11, LOC Bank of America NA, CP	81,000	81,000
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 0.24% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	9,705	9,705
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.4% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	1,435	1,435
Collier County Health Facilities Auth. Health Facilities Rev.:
(Moorings, Inc. Proj.) 0.17% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	6,800	6,800
(Moorings, Inc. Proj.) 0.17% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	8,500	8,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.23% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	$ 6,800	$ 6,800
(Summer Lakes Phase II Apts. Proj.) 0.25% 6/7/11, LOC Citibank NA, VRDN (c)(f)	18,710	18,710
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Bonds Series 2009 C, 5% 6/1/11	8,220	8,220
Participating VRDN:
Series BA 08 1059, 0.25% 6/7/11 (Liquidity Facility Bank of America NA) (c)(h)	4,165	4,165
Series BA 08 1068, 0.25% 6/7/11 (Liquidity Facility Bank of America NA) (c)(h)	14,385	14,385
Series ROC II R 11884X, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	8,800	8,800
Series ROC II R 12017, 0.17% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	9,600	9,600
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2010 C, 4% 7/1/11	7,500	7,522
Series 2010 D, 4% 7/1/11	40,690	40,807
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series 2003 B, 5% 7/1/11	1,000	1,004
Participating VRDN Series Solar 07 30, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	15,000	15,000
Florida Ed. Sys. Hsg. Facility Rev. Participating VRDN Series Solar 06 41, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	11,900	11,900
Florida Hsg. Fin. Agcy. Rev.:
(Bainbridge Club Apt. Proj.) Series M, 0.2% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	5,570	5,570
(Banyan Bay Apts. Proj.) 0.2% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	8,950	8,950
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.23% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(Clascona Groves Apts. Proj.) Series A, 0.2% 6/7/11, LOC Citibank NA, VRDN (c)(f)	9,000	9,000
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.2% 6/7/11, LOC Citibank NA, VRDN (c)(f)	5,500	5,500
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.23% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	5,800	5,800
(Hunters Run Apts. Proj.) Series G, 0.2% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	8,200	8,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.: - continued
(Lynn Lake Apts. Proj.) Series B1, 0.21% 6/7/11, LOC Freddie Mac, VRDN (c)(f)	$ 20,210	$ 20,210
(Mill Creek Apts. Proj.) 0.23% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.23% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	7,650	7,650
(Riverwalk I Apts. Proj.) Series 2008 E, 0.2% 6/7/11, LOC Freddie Mac, VRDN (c)(f)	5,075	5,075
(Savannah Springs Apts. Proj.) Series G, 0.24% 6/7/11, LOC Citibank NA, VRDN (c)(f)	7,095	7,095
(Sterling Palms Apts. Proj.) Series F, 0.23% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	14,170	14,170
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.23% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.24% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	11,755	11,755
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.23% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	8,155	8,155
Participating VRDN:
Series BA 07 1034, 0.32% 6/7/11 (Liquidity Facility Bank of America NA) (c)(f)(h)	5,939	5,939
Series BA 08 1191, 0.32% 6/7/11 (Liquidity Facility Bank of America NA) (c)(f)(h)	5,235	5,235
Series Clipper 05 40, 0.3% 6/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	25,100	25,100
Series Merlots 06 B17, 0.26% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	3,110	3,110
Series Merlots 07 C64, 0.26% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	9,275	9,275
Series Putters 1336 B, 0.31% 6/7/11 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	2,020	2,020
Florida Local Govt. Fin. Commission Auth. Rev. Series A, 0.34% 8/4/11, LOC Wells Fargo Bank NA, CP	3,839	3,839
Fort Myers Util. Sys. Rev. Series 2009, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)	38,470	38,470
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) 0.24% 6/7/11, LOC Citibank NA, VRDN (c)(f)	11,205	11,205
(Grande Oaks Apts. Proj.) Series A, 0.23% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	7,200	7,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.: - continued
(Hunters Run Apts. Proj.) Series 2002 A, 0.24% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	$ 8,780	$ 8,780
(Meridian Pointe Apts. Proj.) 0.25% 6/7/11, LOC Citibank NA, VRDN (c)(f)	12,300	12,300
(Mobley Park Apts. Proj.) Series A, 0.23% 6/7/11, LOC Freddie Mac, VRDN (c)(f)	7,790	7,790
(Morgan Creek Apts. Proj.) 0.23% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	12,700	12,700
(Royal Palm Key Apts. Proj.) 0.24% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	8,780	8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) 0.57% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	500	500
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 0.33% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	7,350	7,350
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds Series F, 0.32% tender 6/16/11 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	13,600	13,600
Participating VRDN Series BA 09 1209X, 0.25% 6/7/11 (Liquidity Facility Bank of America NA) (c)(h)	5,310	5,310
Series C1, 0.33% 7/20/11 (Liquidity Facility JPMorgan Chase Bank), CP	17,500	17,500
Series Three 2008 B4, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	7,400	7,400
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2007 E, 0.2% 6/7/11, LOC Branch Banking & Trust Co., VRDN (c)	10,790	10,790
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.24% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	9,400	9,400
Jacksonville Poll. Cont. Rev. Bonds:
(Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.32% tender 6/1/11, CP mode	30,855	30,855
Series 1992, 0.32% tender 6/1/11, CP mode	20,300	20,300
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.19% 6/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	89,890	89,890
Lakeland Elec. & Wtr. Rev. Bonds Series 1999 A, 0% 10/1/11	8,420	8,405
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.25% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 0.25% 6/7/11, LOC Citibank NA, VRDN (c)(f)	$ 16,320	$ 16,320
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.28% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	10,600	10,600
North Broward Hosp. District Rev. Series 2005 A, 0.15% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	27,600	27,600
Ocean Hwy. & Port Auth. Rev. 0.3% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,500	7,500
Orange County Health Facilities Auth. Rev.:
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.19% 6/7/11, LOC Branch Banking & Trust Co., VRDN (c)	9,000	9,000
(The Nemours Foundation Proj.) Series 2009 B, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)	40,600	40,600
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.25% 6/7/11, LOC Citibank NA, VRDN (c)(f)	13,300	13,300
(Glenn Millenia Proj.) Series 2001 C, 0.2% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	3,200	3,200
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.23% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	7,660	7,660
(West Point Villas Apts. Proj.) Series 2000 F, 0.23% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	11,500	11,500
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)	69,975	69,975
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.29%, tender 12/27/11 (c)	14,500	14,500
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.24% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	12,920	12,920
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.22% 6/7/11, LOC Bank of America NA, VRDN (c)	10,270	10,270
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.24% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	18,200	18,200
Palm Beach County Rev.:
(Hanley Ctr. Proj.) Series 2006, 0.28% 6/7/11, LOC Bank of America NA, VRDN (c)	1,550	1,550
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.18% 6/7/11, LOC Northern Trust Co., VRDN (c)	3,145	3,145
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.: - continued
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.22% 6/7/11, LOC Bank of America NA, VRDN (c)	$ 11,100	$ 11,100
Panama City Gen. Oblig. Participating VRDN Series Solar 2006 129, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	7,940	7,940
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 0.42% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	1,260	1,260
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.22% 6/7/11, LOC Bank of America NA, VRDN (c)	33,810	33,810
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A2, 0.17% 6/7/11, LOC Northern Trust Co., VRDN (c)	6,000	6,000
(Suncoast Hospice Proj.) Series 2004, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	15,170	15,170
Pinellas County School District TAN Series 2010, 1.5% 6/30/11	61,300	61,355
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.24% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	8,100	8,100
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
Series 2005 A1, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	3,000	3,000
Series 2005 A2, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	49,620	49,620
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2009 B, 0.19% 6/7/11, LOC Bank of America NA, VRDN (c)	43,385	43,385
Seminole County School District TAN Series 2010, 2% 9/28/11	15,000	15,079
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series ROC II R 12313, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	13,100	13,100
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1030, 0.25% 6/7/11 (Liquidity Facility Bank of America NA) (c)(h)	6,970	6,970
Series Putters 2407, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	41,995	41,995
Series ROC II R 11060, 0.19% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	20,260	20,260
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Sunshine State Govt. Fing. Commission Rev.:
(Miami-Dade County Prog.) Series 2010 B, 0.18% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	$ 35,000	$ 35,000
Bonds Series 2011 A, 2% 9/1/11	14,500	14,556
USF College of Medicine Health Facilities Series 2006 A1, 0.19% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	22,500	22,500
USF Fing. Corp. Ctfs. of Prtn.:
(College of Medicine Health Facilities Lease Prog.) Series 2006 A2, 0.18% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	11,220	11,220
Series 2007, 0.18% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	22,365	22,365
		1,640,897
Georgia - 2.9%
Atlanta Arpt. Rev.:
Series 2010 A, 0.32% 10/6/11, LOC JPMorgan Chase Bank, CP (f)	33,500	33,500
Series 2010 A1, 0.33% 6/28/11, LOC JPMorgan Chase Bank, CP (f)	7,625	7,625
Series 2010 B1:
0.27% 9/16/11, LOC Wells Fargo Bank NA, CP (f)	35,000	35,000
0.32% 6/28/11, LOC Wells Fargo Bank NA, CP (f)	43,257	43,257
Series 2010 B2, 0.3% 6/28/11, LOC Wells Fargo Bank NA, CP	18,043	18,043
Atlanta Tax Allocation (Westside Proj.):
Series 2008, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	6,300	6,300
Series A, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	26,890	26,890
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Capitol Gateway Apts. Proj.) 0.21% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	8,475	8,475
(Carver Redev. Proj.) Series 2000, 0.65% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	3,915	3,915
(Collegetown at Harris Homes Phase I Proj.) 0.21% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	7,230	7,230
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.35% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,000	4,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)	30,000	30,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Burke County Indl. Dev. Auth. Poll. Cont. Rev.: - continued
(Oglethorpe Pwr. Corp. Projects) Series 2010 A, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)	$ 45,000	$ 45,000
Canton Hsg. Auth. Multi-family Hsg. Rev.:
(Alta Ridgewalk Apts. Proj.) Series 2003, 0.21% 6/7/11, LOC Freddie Mac, VRDN (c)(f)	20,450	20,450
(Canton Mill Lofts Proj.) Series 1999, 0.29% 6/7/11, LOC Branch Banking & Trust Co., VRDN (c)(f)	13,850	13,850
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	16,555	16,555
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.19% 6/7/11, LOC Bank of America NA, VRDN (c)	39,500	39,500
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 0.24% 6/7/11, LOC Freddie Mac, VRDN (c)(f)	9,410	9,410
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.24% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	7,750	7,750
Fulton County Wtr. & Swr. Rev. Participating VRDN Series Solar 06 51, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	12,880	12,880
Georgia Gen. Oblig. Participating VRDN Series WF 08 12C, 0.19% 6/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(h)	13,695	13,695
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.21% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,460	6,460
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.24% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	11,335	11,335
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.17% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	4,200	4,200
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 0.22% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	4,900	4,900
Kennesaw Dev. Auth. Multifamily Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.21% 6/7/11, LOC Freddie Mac, VRDN (c)(f)	7,350	7,350
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.24% 6/7/11, LOC Freddie Mac, VRDN (c)(f)	15,555	15,555
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.18% 6/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	69,700	69,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Muni. Elec. Auth. of Georgia:
Bonds (Gen. Resolution Projs.) Series 1985 A, 0.3% tender 6/10/11, LOC Barclays Bank PLC, CP mode	$ 11,550	$ 11,550
Series 1985 B, 0.16% 6/7/11, LOC Barclays Bank PLC, VRDN (c)	11,400	11,400
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.2% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	9,225	9,225
Private Colleges & Univs. Auth. Rev. (Mercer Univ. Proj.) 0.18% 6/7/11, LOC Branch Banking & Trust Co., VRDN (c)	6,400	6,400
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Walton Centennial Proj.) Series A, 0.25% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	19,200	19,200
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 1% 6/7/11, VRDN (c)(f)	57,400	57,400
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 0.2% 6/7/11, LOC Citibank NA, VRDN (c)(f)	11,290	11,290
		649,290
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Bonds Series 2000 B, 8% 7/1/11 (f)	10,550	10,611
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)	10,900	10,900
Hawaii Gen. Oblig. Bonds Series CY, 5.5% 2/1/12	8,750	9,047
		30,558
Idaho - 0.5%
Idaho Gen. Oblig. TAN 2% 6/30/11	32,200	32,241
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
( Single Family Mtg. Proj.) Series 2001 A, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,345	8,345
Series 2000 F, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,905	5,905
Series 2001 B, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,025	4,025
Series 2001 C, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,125	8,125
Series 2002 C, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,200	8,200
Series 2004 A, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,885	7,885
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Idaho - continued
Idaho Hsg. & Fin. Assoc. Single Family Mtg.: - continued
Series 2006 G, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 7,640	$ 7,640
Series 2007 D, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,300	4,300
Series 2007 E, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	24,000	24,000
Series A, 0.17% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	2,550	2,550
		113,216
Illinois - 4.3%
Aurora Single Family Mtg. Rev. Participating VRDN Series DB 616, 0.19% 6/7/11 (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	5,605	5,605
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 0.25% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	1,820	1,820
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.22% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	1,900	1,900
Chicago Board of Ed. Series 2009 A2, 0.18% 6/7/11, LOC Northern Trust Co., VRDN (c)	7,220	7,220
Chicago Indl. Dev. Rev. (Chicago Scenic Studios, Inc. Proj.) Series 2000, 0.38% 6/7/11, LOC Harris NA, VRDN (c)(f)	2,900	2,900
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series BBT 2007, 0.17% 6/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(h)	3,800	3,800
Series Solar 06 75, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	20,000	20,000
Chicago O'Hare Int'l. Arpt. Rev.:
Participating VRDN Series Floaters 3236, 0.22% 6/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(h)	5,050	5,050
Series 2005 C, 0.25% 6/7/11, LOC Landesbank Baden-Wuert, VRDN (c)	130,910	130,910
Chicago Park District Gen. Oblig. Participating VRDN:
Series Putters 3842, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	4,000	4,000
Series ROC II R 11935, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	9,375	9,375
Chicago Wtr. Rev.:
Series 2004 A1, 0.2% 6/7/11, LOC California Pub. Employees Retirement Sys., VRDN (c)	93,680	93,680
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wtr. Rev.: - continued
Series 2004 A2, 0.2% 6/7/11, LOC California Pub. Employees Retirement Sys., VRDN (c)	$ 51,770	$ 51,770
Series 2004 A3, 0.16% 6/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)	5,345	5,345
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 0.27% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	19,580	19,580
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.38%, tender 8/17/11 (Liquidity Facility Wells Fargo Bank NA) (c)(h)(i)	9,720	9,720
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Camcraft Proj.) Series 1993, 1.94% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	100	100
(Delta-Unibus Corp. Proj.) Series 2001, 0.4% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	4,400	4,400
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 0.39% 6/7/11, LOC Harris NA, VRDN (c)(f)	678	678
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.38% 6/7/11, LOC Harris NA, VRDN (c)(f)	3,085	3,085
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 0.32% 6/7/11, LOC HSBC Bank USA, NA, VRDN (c)(f)	7,825	7,825
Illinois Edl. Facilities Auth. Revs.:
(Elmhurst College Proj.) Series 2003, 0.2% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	1,875	1,875
(Field Museum of Natural History Proj.) Series 2000, 0.18% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	18,500	18,500
Participating VRDN Series ROC II R 12278, 0.17% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	10,395	10,395
Illinois Fin. Auth. Indl. Dev. Rev. (Bohler Uddeholm Corp. Proj.) 0.23% 6/7/11, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	10,000	10,000
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.):
Series 2008 D, 0.17% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	7,800	7,800
Series 2008 E, 0.2% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	16,610	16,610
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.19% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 0.18% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	53,575	53,575
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.18% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	$ 5,635	$ 5,635
(Museum of Science & Industry Proj.):
Series 2009 C, 0.2% 6/7/11, LOC Harris NA, VRDN (c)	5,500	5,500
Series 2009 D, 0.19% 6/7/11, LOC Northern Trust Co., VRDN (c)	16,000	16,000
(Provena Health Proj.):
Series 2009 C, 0.2% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Series 2010 D, 0.18% 6/7/11, LOC Union Bank of California, VRDN (c)	8,300	8,300
(Saint Xavier Univ. Proj.) Series 2008, 0.2% 6/7/11, LOC Bank of America NA, VRDN (c)	3,620	3,620
Bonds (Advocate Health Care Proj.):
Series 2008 A1, 0.48%, tender 2/1/12 (c)	11,640	11,640
Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,123
Series 2008 D, 4% 11/1/11	2,000	2,026
Participating VRDN:
Series BA 08 1137, 0.25% 6/7/11 (Liquidity Facility Bank of America NA) (c)(h)	12,855	12,855
Series BBT 08 33, 0.17% 6/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(h)	5,050	5,050
Series DB 601, 0.17% 6/7/11 (Liquidity Facility Deutsche Bank AG) (c)(h)	15,135	15,135
Series Putters 3174, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	15,620	15,620
Series Putters 3378, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	11,200	11,200
Series Putters 3435, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	2,105	2,105
Illinois Fin. Auth. Solid Waste Rev. (Republic Svcs., Inc. Proj.) Series 2004, 0.3% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	18,000	18,000
Illinois Health Facilities Auth. Rev. Bonds Series 2003 C, 0.45%, tender 3/28/12 (c)	10,000	10,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Lakeshore Plaza Proj.) Series 2008 B, 0.2% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	12,780	12,780
(Prairie Station Apts. Proj.) 0.2% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	17,900	17,900
(Valley View Apts. Proj.) 0.19% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	11,115	11,115
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.: - continued
0.17% 6/7/11, LOC Freddie Mac, VRDN (c)	$ 29,750	$ 29,750
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 2D, 0.17% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	13,500	13,500
0.18% 6/7/11, LOC Citibank NA, VRDN (c)	69,000	69,000
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.31% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,320	4,320
Lisle Village Multi-family Hsg. Rev.:
(Devonshire of Lisle Proj.) Series 1991, 0.22% 6/7/11, LOC Freddie Mac, VRDN (c)(f)	6,000	6,000
(Four Lakes Phase V-Lisle) Series 1996, 0.22% 6/7/11, LOC Bank of America NA, VRDN (c)	20,000	20,000
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3214, 0.18% 6/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(h)	20,000	20,000
Series Putters 3861, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	18,500	18,500
Series ROC II R 11880, 0.19% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	7,500	7,500
Series ROC II R 11887, 0.19% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	9,375	9,375
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 0.25% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	14,300	14,300
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.2% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	2,300	2,300
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.19% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	23,100	23,100
Series 2008, 0.2% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	27,000	27,000
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.33% 6/7/11, LOC Bank of America NA, VRDN (c)	6,100	6,100
		982,867
Indiana - 1.4%
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 0.25% 6/7/11, LOC PNC Bank NA, VRDN (c)(f)	1,200	1,200
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.18% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	14,950	14,950
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 0.23% 6/7/11, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	$ 7,568	$ 7,568
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.23% 6/7/11, VRDN (c)(f)	39,000	39,000
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.):
Series 2009 A1, 0.22% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	6,000	6,000
Series 2009 A2, 0.24% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	19,700	19,700
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.18% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	11,550	11,550
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.18% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	20,000	20,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 B, 0.21% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,000	14,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 D, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)	2,500	2,500
Series 2008 I, 0.16% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	6,020	6,020
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Health Network Proj.) Series 2009 A, 0.19% 6/7/11, LOC Bank of America NA, VRDN (c)	25,000	25,000
(Indiana Univ. Health Obligated Group Proj.) Series 2011 G, 0.19% 6/7/11, LOC Bank of New York, New York, VRDN (c)	10,000	10,000
Indiana Health Facility Fing. Auth. Rev.:
Bonds (Ascension Health Subordinate Cr. Proj.) Series A2, 3.75%, tender 2/1/12 (c)	22,500	22,998
Series 2003 E6, 0.16% 6/7/11, VRDN (c)	13,000	13,000
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 07 C52, 0.26% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	4,175	4,175
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.25% 6/7/11, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	6,160	6,160
Indianapolis Gas Util. Sys. Rev.:
0.8% 6/15/11, CP	25,000	25,000
0.85% 6/16/11, CP	25,000	25,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
IPS Multi-School Bldg. Corp. Participating VRDN Series Solar 07 26, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	$ 13,435	$ 13,435
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 0.25% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	9,435	9,435
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.2% 6/7/11, LOC Bank of America NA, VRDN (c)	5,300	5,300
Warrick County Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1985 A, 0.2% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	9,775	9,775
		311,766
Iowa - 0.2%
Iowa Fin. Auth.:
Series 2003 F, 0.21% 6/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)(f)	9,140	9,140
Series 2005 C, 0.21% 6/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	10,665	10,665
Iowa Fin. Auth. Single Family Rev. (Mtg. Backed Securities Prog.) Series 2004 G, 0.2% 6/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	12,105	12,105
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.3% 6/7/11, VRDN (c)(f)	3,100	3,100
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.22% 6/7/11, LOC Bank of America NA, VRDN (c)	6,000	6,000
		41,010
Kansas - 0.2%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.28% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	25,100	25,100
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.25% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	16,400	16,400
		41,500
Kentucky - 1.9%
Boyd County Sewage & Solid Waste Rev. (Air Products and Chemicals, Inc. Proj.) Series 2003, 0.23% 6/7/11, VRDN (c)(f)	8,500	8,500
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2006 B, 0.22% 6/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	11,000	11,000
Series 2008 A, 0.21% 6/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	34,947	34,947
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.23% 6/7/11 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	$ 4,870	$ 4,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.23% 6/7/11 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	67,250	67,250
Series 1993 B, 0.23% 6/7/11 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.28% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,000	4,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.25% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	100	100
Jefferson County Poll. Cont. Bonds (Louisville Gas & Elec. Co. Proj.) Series A2, 1.05% tender 6/23/11, CP mode (f)	31,000	31,000
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.2% 6/7/11, LOC Branch Banking & Trust Co., VRDN (c)	8,000	8,000
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 B, 0.18% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	2,200	2,200
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2008 A1, 0.21% 6/7/11, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (c)(f)	133,600	133,600
Series 2008 A2, 0.21% 6/7/11, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (c)(f)	34,855	34,855
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.2% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	9,700	9,700
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN:
Series Clipper 05 35, 0.3% 6/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	7,000	7,000
Series Putters 3780 Z, 0.28% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	1,795	1,795
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.21% 6/7/11, LOC Freddie Mac, VRDN (c)(f)	13,880	13,880
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 0.23% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	6,000	6,000
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.19% 6/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	6,450	6,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.19% 6/7/11, LOC PNC Bank NA, VRDN (c)(f)	$ 11,000	$ 11,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) 1.05% tender 6/23/11, CP mode (f)	4,600	4,600
		438,447
Louisiana - 1.3%
East Baton Rouge Parish Indl. Dev. Board Rev. (Stupp Bros., Inc. Proj.) Series 2008, 0.28% 6/7/11, LOC Bank of America NA, VRDN (c)	39,000	39,000
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) Series 2000, 0.22% 6/7/11, VRDN (c)(f)	34,100	34,100
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series Putters 2378, 0.21% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	14,350	14,350
Series Putters 3806, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	9,990	9,990
Series Solar 06 133, 0.18% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	6,900	6,900
Louisiana Gen. Oblig. Bonds Series 2011 A, 2% 9/1/11	10,390	10,433
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series Clipper 05 11, 0.3% 6/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	5,339	5,339
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.21% 6/7/11, LOC Freddie Mac, VRDN (c)	4,095	4,095
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.2% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	20,775	20,775
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.19% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	23,750	23,750
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) 0.23% 6/7/11, VRDN (c)(f)	4,500	4,500
(Air Products and Chemicals Proj.) Series 2010, 0.18% 6/7/11, VRDN (c)	19,500	19,500
(CommCare Corp. Proj.) Series 2008 A, 0.17% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	4,895	4,895
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 0.25% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	22,000	22,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
St. James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.2% 6/7/11, VRDN (c)	$ 15,000	$ 15,000
(NuStar Logistics LP Proj.):
Series 2010 B, 0.19% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	25,000	25,000
Series 2010, 0.19% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	40,000	40,000
		299,627
Maine - 0.4%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.28% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	25,000	25,000
Maine Gen. Oblig. BAN 2% 6/15/11	2,675	2,677
Maine Health & Higher Ed. Facilities Auth. Rev.:
Series 2008 A, 0.24% 6/7/11, LOC KBC Bank NV, VRDN (c)	14,700	14,700
Series 2008 B, 0.24% 6/7/11, LOC KBC Bank NV, VRDN (c)	12,150	12,150
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.19% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	23,100	23,100
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 1996, 0.22% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	13,600	13,600
		91,227
Maryland - 1.4%
Baltimore County Gen. Oblig. Series 2002, 0.3% 6/16/11 (Liquidity Facility BNP Paribas SA), CP	32,900	32,900
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Parlane Apts. Proj.) Series 2001 C, 0.18% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	3,400	3,400
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.2% 6/7/11, LOC Bank of America NA, VRDN (c)	15,305	15,305
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.17% 6/7/11, LOC Union Bank of California, VRDN (c)	48,250	48,250
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.2% 6/7/11, LOC Bank of America NA, VRDN (c)	3,715	3,715
Series 2007 C, 0.2% 6/7/11, LOC Bank of America NA, VRDN (c)	3,225	3,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Mercy Med. Ctr. Proj.):
Series 2007 D, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	$ 28,300	$ 28,300
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 0.32% 6/7/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	22,300	22,300
Series 2008 B, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)	23,200	23,200
(Upper Chesapeake Hosp. Proj.) Series 2008 B, 0.19% 6/7/11, LOC Branch Banking & Trust Co., VRDN (c)	11,085	11,085
(Villa Julie College, Inc. Proj.) Series 2005, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)	57,330	57,330
Series E, 0.3% 6/3/11, LOC Bank of America NA, CP	25,000	25,000
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN:
Series BA 08 1077, 0.25% 6/7/11 (Liquidity Facility Bank of America NA) (c)(h)	5,055	5,055
Series ROC II R 11437, 0.19% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	10,000	10,000
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.22% 6/7/11, LOC Bank of America NA, VRDN (c)	17,110	17,110
Montgomery County Gen. Oblig. Ctfs. of Prtn. Bonds Series 2010, 3% 5/1/12	3,060	3,130
Montgomery County Hsg. Opportunities Commission Hsg. Rev. (The Grand Proj.) Series 1997 1, 0.18% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	2,460	2,460
Montgomery County Hsg. Opportunities Commission Multifamily Hsg. Rev. (Oak Mill II Apts. Proj.) Series 2010 B, 0.2% 6/7/11, LOC Bank of America NA, VRDN (c)	9,600	9,600
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Series 2008 C, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,450	8,450
		329,815
Massachusetts - 0.8%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series PT 4140, 0.21% 6/7/11 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(h)	11,860	11,860
Series PT 4368, 0.18% 6/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(h)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) 0.75% tender 6/15/11, CP mode (f)	$ 24,400	$ 24,400
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 39, 0.21% 6/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(h)	11,000	11,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.7% tender 6/14/11, CP mode	8,000	8,000
Series 1993 A, 0.7% tender 6/15/11, CP mode	15,000	15,000
Series 1993 B:
0.75% tender 6/3/11, CP mode	5,900	5,900
0.8% tender 6/24/11, CP mode	1,350	1,350
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	31,500	31,500
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.78% tender 6/3/11, CP mode (f)	1,000	1,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series Clipper 05 36, 0.18% 6/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(h)	11,835	11,835
Series Clipper 06 11, 0.21% 6/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(h)	59,605	59,605
		186,450
Michigan - 1.9%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.):
Series 2008 B1, 0.25% 6/7/11, LOC RBS Citizens NA, VRDN (c)	42,800	42,800
Series 2008 B3, 0.16% 6/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	8,100	8,100
Michigan Bldg. Auth. Rev.:
Series 2007 I, 0.18% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	5,500	5,500
Series 6, 0.35% 6/2/11, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Minnesota, CP	22,910	22,910
Michigan Fin. Auth. Rev. RAN:
Series 2010 D2, 2% 8/22/11, LOC JPMorgan Chase Bank	21,100	21,176
Series 2010 D3, 2% 8/22/11, LOC Bank of Nova Scotia New York Branch	16,100	16,158
Michigan Gen. Oblig. TRAN Series A, 2% 9/30/11	57,500	57,799
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (c)	$ 11,300	$ 11,594
(Trinity Health Sys. Proj.):
Series 2008 C:
0.3% tender 7/8/11, CP mode	34,000	34,000
0.31% tender 6/7/11, CP mode	19,500	19,500
0.31% tender 7/11/11, CP mode	24,000	24,000
0.34% tender 6/3/11, CP mode	10,000	10,000
0.34% tender 6/6/11, CP mode	13,300	13,300
Series B, 0.27% tender 6/7/11, CP mode	20,000	20,000
Series C, 0.31% tender 10/4/11, CP mode	27,500	27,500
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 1988 A, 0.42% tender 7/11/11, LOC Landesbank Hessen-Thuringen, CP mode (f)	1,900	1,900
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2007 B, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	17,200	17,200
Univ. of Michigan Univ. Rev. Bonds Series 2003, 5% 4/1/12	2,080	2,160
Wayne County Arpt. Auth. Rev.:
0.17% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	40,000	40,000
0.18% 6/7/11, LOC PNC Bank NA, VRDN (c)(f)	19,000	19,000
0.19% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	16,360	16,360
		430,957
Minnesota - 0.4%
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.22% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	6,525	6,525
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.25% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	9,800	9,800
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.) 0.24% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	2,000	2,000
Minnesota Gen. Oblig. Bonds:
Series 2010 D, 2% 8/1/11	2,000	2,006
5% 10/1/11	13,850	14,067
Minnesota Hsg. Fin. Agcy. Participating VRDN Series Putters 1207, 0.31% 6/7/11 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	1,060	1,060
Minnesota Office of Higher Ed. Series 2008 B, 0.22% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	9,300	9,300
RBC Muni. Prods, Inc. Trust Var States Participating VRDN Series RBC E 23, 0.18% 6/7/11 (Liquidity Facility Royal Bank of Canada) (c)(h)	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Richfield Multifamily Hsg. Rev. (Lynwood Partners, LLC Proj.) Series 2010, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	$ 11,310	$ 11,310
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Allina Health Sys. Proj.) Series 2009 C, 0.15% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	8,145	8,145
Saint Paul Hsg. & Redev. Auth. Rev. (River Pointe Lofts Proj.) Series 2007 A, 0.24% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	16,885	16,885
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Bonds Series 2002 A, 5% 1/1/12	2,660	2,728
St. Paul Port Auth. District Cooling Rev. Series 2009 12EE, 0.22% 6/7/11, LOC Deutsche Bank AG, VRDN (c)(f)	1,100	1,100
		96,926
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (Omega Motion LLC Proj.) Series 1996, 0.35% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	1,000	1,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.22% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.19% 6/7/11, LOC Bank of America NA, VRDN (c)	14,000	14,000
Mississippi Gen. Oblig. 0.2% 6/7/11 (Liquidity Facility Bank of America NA), VRDN (c)	9,955	9,955
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.29% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,600	7,600
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2:
0.35%, tender 7/6/11 (c)(i)	11,810	11,810
0.35%, tender 7/6/11 (c)(i)	15,000	15,000
		64,365
Missouri - 1.8%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (Metrolink Cross County Extension Proj.) Series 2010 A, 0.19% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	9,350	9,350
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.21% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	12,400	12,400
Jefferson County Indl. Dev. Auth. Multi-family Hsg. Rev. (Pevely Pointe Apts. Proj.) 0.23% 6/7/11, LOC Freddie Mac, VRDN (c)(f)	13,900	13,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 0.23% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 7,300	$ 7,300
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)	8,600	8,600
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Lutheran High School Assoc. Proj.) Series 2002, 0.15% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,140	3,140
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(Cox Health Sys. Proj.) Series 2008 C, 0.19% 6/7/11, LOC Bank of America NA, VRDN (c)	28,000	28,000
(SSM Health Care Sys. Proj.) Series 2005 A1, 0.17% 6/7/11, LOC Bank of America NA, VRDN (c)	23,970	23,970
Bonds:
(Cox Health Proj.) 0.3% tender 7/8/11, LOC Bank of Nova Scotia New York Branch, CP mode	15,000	15,000
(CoxHealth Proj.) Series B:
0.29% tender 6/7/11, LOC Bank of Nova Scotia New York Branch, CP mode	15,000	15,000
0.31% tender 10/4/11, LOC Bank of Nova Scotia New York Branch, CP mode	13,000	13,000
Participating VRDN Series Putters 2587, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	7,955	7,955
Missouri Higher Ed. Ln. Auth. Student Ln. Rev.:
Series 2008 A1, 0.21% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	37,500	37,500
Series 2008 A2, 0.21% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	136,300	136,300
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.2% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	28,300	28,300
Springfield Pub. Util. Rev. Participating VRDN Series Solar 06 156, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	30,290	30,290
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.16% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	9,165	9,165
		399,170
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Montana - 0.1%
Montana Board of Hsg. Participating VRDN Series Clipper 2006 2, 0.3% 6/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	$ 8,000	$ 8,000
Montana Board of Invt. Bonds Series 1998, 0.48%, tender 3/1/12 (c)	11,565	11,565
		19,565
Nebraska - 1.2%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.18% 6/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	53,300	53,300
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.23% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	9,000	9,000
Lincoln Elec. Sys. Rev. Series 2005:
0.29% 8/18/11, CP	2,850	2,850
0.31% 8/15/11, CP	3,150	3,150
0.31% 8/18/11, CP	9,700	9,700
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Putters 1352, 0.28% 6/7/11 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	3,155	3,155
Series 2010 C, 0.17% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	69,700	69,700
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2011 A, 1.5% 1/1/12	9,645	9,711
Series A:
0.2% 6/15/11, CP	15,000	15,000
0.27% 7/21/11, CP	20,550	20,550
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	19,700	19,700
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.32% 8/4/11, CP	15,000	15,000
0.32% 8/16/11, CP	15,000	15,000
0.32% 8/18/11, CP	5,000	5,000
0.35% 7/14/11, CP	14,000	14,000
0.36% 8/3/11, CP	14,000	14,000
		278,816
Nevada - 2.6%
Clark County Arpt. Rev.:
Series 2008 C1, 0.2% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	101,750	101,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2008 C2, 0.25% 6/7/11, LOC Landesbank Baden-Wuert, VRDN (c)(f)	$ 71,550	$ 71,550
Series 2008 C3, 0.25% 6/7/11, LOC Landesbank Baden-Wuert, VRDN (c)(f)	64,750	64,750
Series 2008 D 2A, 0.17% 6/7/11, LOC Citibank NA, VRDN (c)	45,200	45,200
Series 2008 D 2B, 0.18% 6/7/11, LOC Royal Bank of Canada, VRDN (c)	57,800	57,800
Series 2008 D1, 0.17% 6/7/11, LOC Citibank NA, VRDN (c)	15,800	15,800
Series 2008 D3, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)	33,700	33,700
Clark County Fuel Tax Participating VRDN Series Putters 3158, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	32,110	32,110
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.):
Series 2003 A, 0.3% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	45,100	45,100
Series 2009 A, 0.19% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3355, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	7,500	7,500
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.18% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	14,000	14,000
Nevada Dept. of Bus. & Industry:
(LVE Energy Partners LLC Proj.) 0.26% 6/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	29,700	29,700
(Republic Svcs., Inc. Proj.) 0.31% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	2,000	2,000
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.18% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	7,410	7,410
North Las Vegas Gen. Oblig. Participating VRDN Series Solar 06 89, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	30,415	30,415
Reno Cap. Impt. Rev. Series 2005 A, 0.19% 6/7/11, LOC Bank of America NA, VRDN (c)	13,400	13,400
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2006 B, 0.31% 6/17/11, LOC Lloyds TSB Bank PLC, CP	27,100	27,100
		601,285
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.9%
Manchester Arpt. Rev. Series 2008, 0.27% 6/7/11, LOC RBS Citizens NA, VRDN (c)(f)	$ 14,915	$ 14,915
New Hampshire Bus. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. of New Hampshire, Inc. Proj.) 0.25% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	20,000	20,000
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 0.48% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	3,900	3,900
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.75% tender 6/14/11, CP mode (f)	26,500	26,500
Series 1990 B, 0.8% tender 6/24/11, CP mode	19,700	19,700
Series A1:
0.78% tender 6/3/11, CP mode (f)	20,000	20,000
0.78% tender 6/7/11, CP mode (f)	11,500	11,500
0.78% tender 6/7/11, CP mode (f)	7,000	7,000
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 A, 0.2% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	13,800	13,800
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 0.37% 6/7/11, LOC HSBC Bank USA, NA, VRDN (c)(f)	1,850	1,850
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Lonza Biologics, Inc. Proj.):
Series 1998, 0.29% 6/7/11, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	20,000	20,000
Series 2005, 0.29% 6/7/11, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	19,500	19,500
New Hampshire Health & Ed. Facilities Auth. Rev. (Frisbie Memorial Hosp. Proj.) Series 2006, 0.17% 6/7/11, LOC TD Banknorth, NA, VRDN (c)	11,500	11,500
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.2% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	16,400	16,400
		206,565
New Jersey - 0.2%
Burlington County Gen. Oblig. BAN:
Series 2011 A, 1.5% 5/24/12	15,654	15,828
1.5% 9/8/11	21,972	22,037
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 F, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	7,600	7,600
		45,465
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.7%
New Mexico Edl. Assistance Foundation:
Series 2003 A2, 0.24% 6/7/11, LOC Royal Bank of Canada, VRDN (c)(f)	$ 1,700	$ 1,700
Series 2004 A1, 0.24% 6/7/11, LOC Royal Bank of Canada, VRDN (c)(f)	1,300	1,300
Series 2004 A2, 0.24% 6/7/11, LOC Royal Bank of Canada, VRDN (c)(f)	9,250	9,250
Series 2004 A3, 0.24% 6/7/11, LOC Royal Bank of Canada, VRDN (c)(f)	24,400	24,400
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.18% 6/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	111,000	111,000
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series Solar 2007 19, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	4,495	4,495
Univ. of New Mexico Univ. Revs. Participating VRDN Series Putters 2533, 0.18% 6/7/11 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(h)	9,990	9,990
		162,135
New York - 4.3%
Barclays Bank PLC Participating VRDN Series BC 11 11B, 0.16% 6/7/11 (Liquidity Facility Barclays Bank PLC) (c)(h)	6,240	6,240
Great Neck Union Free School District TAN 1.25% 6/23/11	9,900	9,905
New York City Gen. Oblig.:
Participating VRDN Series Putters 3196, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	8,425	8,425
Series 1995 F4, 0.17% 6/7/11, LOC Landesbank Hessen-Thuringen, VRDN (c)	12,000	12,000
Series 2004 A2, 0.2% 6/7/11, LOC Bank of America NA, VRDN (c)	29,000	29,000
Series 2008 J11, 0.21% 6/7/11 (Liquidity Facility KBC Bank NV), VRDN (c)	45,700	45,700
Series 2008 J7, 0.25% 6/7/11, LOC Landesbank Baden-Wuert, VRDN (c)	19,550	19,550
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Bruckner by the Bridge Proj.) Series 2008 A, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)	10,400	10,400
(Villa Avenue Apts. Proj.) Series 2006 A, 0.17% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	5,990	5,990
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Courtland Avenue Apts. Proj.) Series A, 0.17% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	4,905	4,905
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
(East 165th Street Proj.) Series A, 0.19% 6/7/11, LOC Citibank NA, VRDN (c)(f)	$ 7,665	$ 7,665
(Morris Ave. Apts. Proj.) Series A, 0.17% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	14,700	14,700
(Related-Upper East Proj.) Series A, 0.23% 6/7/11, LOC Landesbank Baden-Wuert, VRDN (c)(f)	10,000	10,000
(State Renaissance Court Proj.) Series A, 0.17% 6/7/11, LOC Freddie Mac, VRDN (c)(f)	8,700	8,700
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(One Columbus Place Dev. Proj.) Series A, 0.19% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	32,915	32,915
(Rivereast Apts. Proj.) Series A, 0.17% 6/7/11, LOC Freddie Mac, VRDN (c)(f)	4,150	4,150
(West End Towers Proj.) Series 2004 A, 0.19% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	11,000	11,000
New York City Hsg. Dev. Corp. Residential Rev. (Montefiore Med. Ctr. Proj.) Series 1993 A, 0.19% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	7,000	7,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)	11,165	11,165
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
EGL 09 46A, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	13,430	13,430
Series Putters 3496Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	8,000	8,000
Series ROC II R 10381, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	4,070	4,070
Series ROC II R 11249, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	10,110	10,110
Series ROC II R 11264, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	11,980	11,980
Series ROC II R 12262, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	24,000	24,000
Series 1, 0.22% 6/17/11, CP	10,000	10,000
New York City Transitional Fin. Auth. Rev. Series 2003 1E, 0.17% 6/7/11 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	13,425	13,425
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 C, 0.16% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	$ 9,400	$ 9,400
(Univ. of Rochester Proj.) Series 2003 C, 0.21% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	1,500	1,500
Participating VRDN:
Series EGL 07 0066, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	31,025	31,025
Series ROC II R 11535, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	3,590	3,590
New York Hsg. Fin. Agcy. Rev.:
(125 West 31st Street Proj.) Series 2005 A, 0.17% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	2,000	2,000
(150 East 44th Street Hsg. Proj.) Series 2001 A, 0.17% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	2,400	2,400
(1500 Lexington Avenue Proj.) Series A, 0.16% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	33,600	33,600
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.19% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	20,000	20,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.19% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	13,495	13,495
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.19% 6/7/11, LOC Bank of America NA, VRDN (c)	9,000	9,000
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.27% 6/7/11, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	4,000	4,000
Series 2002 A, 0.27% 6/7/11, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	14,700	14,700
(42nd & 10 Hsg. Proj.) Series 2010 A, 0.17% 6/7/11, LOC Landesbank Baden-Wuert, VRDN (c)	24,400	24,400
(455 West 37th Street Hsg. Proj.) Series A, 0.27% 6/7/11, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	45,000	45,000
(505 West 37th Street Proj.) Series 2008 A, 0.2% 6/7/11, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	31,000	31,000
(750 Sixth Avenue Hsg. Proj.) Series 1998 A, 0.17% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	5,000	5,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.17% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	18,900	18,900
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.17% 6/7/11, LOC Freddie Mac, VRDN (c)(f)	4,100	4,100
(Chelsea Apts. Proj.) Series A, 0.16% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	29,330	29,330
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Clinton Green South Hsg. Proj.) Series 2006 A, 0.17% 6/7/11, LOC Freddie Mac, VRDN (c)(f)	$ 16,400	$ 16,400
(Hegeman Residence Apts. Proj.) Series 2010 A, 0.21% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	10,000	10,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.2% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	11,170	11,170
(Related-42nd & 10th Street Proj.) Series 2007 A, 0.21% 6/7/11, LOC Landesbank Baden-Wuert, VRDN (c)(f)	5,300	5,300
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.23% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	7,435	7,435
(Sea Park West Hsg. Proj.) Series 2004 A, 0.23% 6/7/11, LOC Freddie Mac, VRDN (c)(f)	13,600	13,600
(South Cove Plaza Proj.) Series A, 0.16% 6/7/11, LOC Freddie Mac, VRDN (c)(f)	32,000	32,000
(West 20th Street Proj.) Series A:
0.17% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	24,475	24,475
0.17% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	41,500	41,500
(West 23rd Street Hsg. Proj.):
Series 2001 A, 0.17% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	22,800	22,800
0.16% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	27,600	27,600
(West 38th Street Hsg. Proj.) Series A, 0.16% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	16,000	16,000
New York Pwr. Auth.:
Bonds 0.32%, tender 9/1/11 (c)	22,600	22,600
Series 1, 0.32% 6/10/11, CP	5,600	5,600
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2004 C1, 0.18% 6/7/11, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	16,800	16,800
New York State Gen. Oblig. Bonds Series 2011 C, 5% 9/1/11	11,775	11,913
Riverhead Central School District TAN 1.5% 6/30/11	20,000	20,017
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.16% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	125	125
		966,200
New York & New Jersey - 0.7%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.23% 6/7/11 (Liquidity Facility Citibank NA) (c)(f)(h)	151,450	151,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Non State Specific - 0.0%
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN Series Clipper 05 14, 0.33% 6/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	$ 9,584	$ 9,584
North Carolina - 2.3%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.17% 6/7/11, LOC Bank of America NA, VRDN (c)	23,710	23,710
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 G, 0.17% 6/7/11, LOC Bank of America NA, VRDN (c)	47,000	47,000
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.25% 6/1/11, VRDN (c)(f)	4,000	4,000
Greensboro Combined Enterprise Sys. Rev. Series 2009 B, 0.17% 6/7/11 (Liquidity Facility Bank of America NA), VRDN (c)	10,000	10,000
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.16% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	1,150	1,150
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Campbell Univ. Proj.) Series 2009, 0.21% 6/7/11, LOC Branch Banking & Trust Co., VRDN (c)	4,330	4,330
North Carolina Cap. Facilities Fin. Agcy. Rev.:
(Elon Univ. Proj.):
Series 2006, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)	4,725	4,725
Series 2010, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)	19,935	19,935
Participating VRDN:
Series GS 08 9TP, 0.17% 6/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(h)	14,615	14,615
Series ROC II R 11850, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	12,600	12,600
North Carolina Gen. Oblig. Series 2002 D, 0.16% 6/7/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	6,350	6,350
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.:
Participating VRDN:
Series Clipper 05 8, 0.3% 6/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	9,270	9,270
Series Merlots 06 B12, 0.26% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	29,925	29,925
Series 15 C, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,885	3,885
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.: - continued
Series 16C, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 15,615	$ 15,615
Series 17 C, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	19,410	19,410
Series 18 C, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	18,795	18,795
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn.:
Bonds Series A, 5% 2/1/12	3,675	3,787
Participating VRDN Series BA 08 1073, 0.25% 6/7/11 (Liquidity Facility Bank of America NA) (c)(h)	9,760	9,760
North Carolina Med. Care Cmnty. Health Participating VRDN Series BA 08 3509, 0.25% 6/7/11 (Liquidity Facility Bank of America NA) (c)(h)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Friends Homes, Inc. Proj.) Series 2003, 0.19% 6/7/11, LOC Bank of America NA, VRDN (c)	23,780	23,780
(Wake Forest Univ. Proj.) Series 2008 C, 0.17% 6/7/11, LOC Bank of America NA, VRDN (c)	9,760	9,760
Participating VRDN Series ROC II R 11808, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	1,365	1,365
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.17% 6/7/11, LOC Bank of America NA, VRDN (c)	9,400	9,400
North Carolina State Ed. Assistance Auth. Student Ln. Rev.:
Series 2008 2A1, 0.22% 6/7/11, LOC Royal Bank of Canada, VRDN (c)(f)	33,200	33,200
Series 2008 3A2, 0.2% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	45,200	45,200
Series 2008 A2, 0.22% 6/7/11, LOC Royal Bank of Canada, VRDN (c)(f)	16,155	16,155
Series 2008-5, 0.27% 6/7/11, LOC Branch Banking & Trust Co., VRDN (c)(f)	15,200	15,200
Orange Wtr. & Swr. Auth. Series 2004 B, 0.15% 6/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	15,000	15,000
Person County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.17% 6/7/11, LOC Cr. Industriel et Commercial, VRDN (c)	16,625	16,625
Piedmont Triad Arpt. Auth.:
Series 2008 A, 0.16% 6/7/11, LOC Branch Banking & Trust Co., VRDN (c)	3,500	3,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Piedmont Triad Arpt. Auth.: - continued
Series 2008 B, 0.18% 6/7/11, LOC Branch Banking & Trust Co., VRDN (c)(f)	$ 9,220	$ 9,220
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series WF 11-19C, 0.19% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(h)	9,000	9,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.25% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	30,855	30,855
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 0.35% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	2,900	2,900
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	21,000	21,000
Wake County Gen. Oblig. Series 2003 B, 0.15% 6/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	1,500	1,500
		526,522
North Dakota - 0.4%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 0.24% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	58,000	58,000
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 0.26% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	2,255	2,255
North Dakota Hsg. Fin. Agcy. Rev. (Home Mtg. Fin. Prog.):
Series 2004 C, 0.22% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (c)(f)	15,630	15,630
Series 2005 A, 0.2% 6/7/11 (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	12,495	12,495
		88,380
Ohio - 2.7%
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 0.21% 6/7/11, LOC Bank of New York, New York, VRDN (c)	6,300	6,300
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.18% 6/7/11, LOC PNC Bank NA, VRDN (c)	5,600	5,600
Series 2000, 0.18% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	28,700	28,700
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.18% 6/7/11, LOC Bank of New York, New York, VRDN (c)	28,000	28,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 B, 0.19% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	$ 33,100	$ 33,100
Lancaster Port Auth. Gas Rev. 0.18% 6/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	72,020	72,020
Ohio Air Quality Dev. Auth. Rev.:
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, 0.19% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,600	4,600
(FirstEnergy Generation Corp. Proj.) Series 2009 B, 0.14% 6/7/11, LOC UBS AG, VRDN (c)	15,000	15,000
Ohio Higher Edl. Facility Commission Rev.:
(Ohio Northern Univ. Proj.) Series 2008 A, 0.19% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	17,120	17,120
Bonds (Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.34% tender 10/6/11, CP mode	10,000	10,000
0.35% tender 9/8/11, CP mode	18,650	18,650
0.35% tender 9/15/11, CP mode	12,400	12,400
0.36% tender 6/15/11, CP mode	7,200	7,200
Series 2008 B6:
0.34% tender 10/6/11, CP mode	8,800	8,800
0.36% tender 6/15/11, CP mode	8,600	8,600
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.21% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	26,500	26,500
Series 2005 D, 0.19% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	10,100	10,100
Series 2007 E, 0.2% 6/7/11 (Liquidity Facility KBC Bank NV), VRDN (c)(f)	90,600	90,600
Series B, 0.18% 6/7/11 (Liquidity Facility Citibank NA), VRDN (c)(f)	34,350	34,350
Participating VRDN Series Putters 1334, 0.3% 6/7/11 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	1,490	1,490
Series H, 0.2% 6/7/11 (Liquidity Facility KBC Bank NV), VRDN (c)(f)	26,630	26,630
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Club at Spring Valley Apts. Proj.) Series 1996 A, 0.6% 6/7/11, LOC RBS Citizens NA, VRDN (c)(f)	3,400	3,400
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.21% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	9,400	9,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.: - continued
Series 2006 J, 0.17% 6/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	$ 63,800	$ 63,800
Series 2006 N, 0.17% 6/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	1,000	1,000
Ohio Major New State Infrastructure Rev. Bonds:
Series 2010-1, 2% 6/15/11	9,650	9,656
Series 2010-3, 2.5% 12/15/11	23,000	23,261
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.26% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	8,100	8,100
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.19% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	21,700	21,700
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.37% 6/7/11, LOC RBS Citizens NA, VRDN (c)	7,700	7,700
		613,777
Oklahoma - 0.8%
Oklahoma Dev. Fin. Auth. Rev.:
(ConocoPhillips Co. Proj.):
Series 2002 B, 0.22% 6/7/11, VRDN (c)(f)	2,500	2,500
Series 2002, 0.22% 6/7/11, VRDN (c)(f)	20,000	20,000
0.22% 6/7/11, VRDN (c)(f)	6,000	6,000
(Shawnee Fdg. LP Proj.) Series 1996, 0.22% 6/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	4,700	4,700
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series Clipper 04 3, 0.3% 6/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	17,030	17,030
Oklahoma Student Ln. Auth. Rev. Series 2008 A1, 0.21% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	120,540	120,540
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 0.18% 6/7/11, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	3,120	3,120
Univ. Hospitals Trust Rev. Series 2005 A, 0.19% 6/7/11, LOC Bank of America NA, VRDN (c)	5,250	5,250
		179,140
Oregon - 0.8%
Clackamas County Hosp. Facility Auth.:
(Legacy Health Sys. Proj.) Series 2008 A, 0.15% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,000	5,000
Bonds (Providence Health Sys. Proj.):
Series 2003 D, 0.3% tender 6/10/11, CP mode	12,500	12,500
Series 2003 E, 0.35% tender 6/10/11, CP mode	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Clackamas County Hosp. Facility Auth.: - continued
(Providence Health Sys. Proj.):
Series F, 0.36% tender 7/13/11, CP mode	$ 10,000	$ 10,000
0.3% tender 6/3/11, CP mode	8,000	8,000
0.34% tender 10/4/11, CP mode	8,000	8,000
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 0.27% 6/7/11, LOC PNC Bank NA, VRDN (c)(f)	1,910	1,910
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	3,615	3,615
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series BC 11 5W, 0.19% 6/7/11 (Liquidity Facility Barclays Bank PLC) (c)(h)	6,555	6,555
Port of Portland Arpt. Rev.:
Series 2009 A1, 0.19% 6/7/11, LOC Bank of America NA, VRDN (c)	3,000	3,000
Series Eighteen B, 0.18% 6/7/11, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	41,940	41,940
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 0.24% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,900	1,900
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.22% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	1,500	1,500
(New Columbia - Trouton Proj.) 0.21% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	6,065	6,065
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.25% 6/7/11, LOC Freddie Mac, VRDN (c)(f)	15,000	15,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.):
Series 2008 B, 0.17% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	6,000	6,000
Series 2008 C, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)	25,000	25,000
Salem-Keizer School District #24J Bonds Series WF 09 4Z, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.) (c)(h)(i)	15,285	15,285
		177,270
Pennsylvania - 2.3%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.):
Series 2005 A, 0.18% 6/7/11, LOC PNC Bank NA, VRDN (c)	9,730	9,730
Series 2005 B, 0.18% 6/7/11, LOC PNC Bank NA, VRDN (c)	8,170	8,170
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.28% 6/7/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	$ 23,225	$ 23,225
Clarion County Indl. Dev. Auth. Energy Dev. Rev. (Piney Creek Proj.) Series 1990, 0.19% 6/7/11, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	5,230	5,230
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)	15,600	15,600
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.19% 6/1/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	20,800	20,800
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3462, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	11,245	11,245
Series Putters 3490Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	4,995	4,995
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.18% 6/7/11, LOC PNC Bank NA, VRDN (c)	8,740	8,740
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.28% 6/7/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,855	12,855
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 B, 0.22% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,000	5,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1996 D5, 0.22% 6/7/11, LOC PNC Bank NA, VRDN (c)(f)	1,100	1,100
Series 1997 B4, 0.32% 6/7/11, LOC PNC Bank NA, VRDN (c)(f)	200	200
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 0.19% 6/7/11, LOC Citibank NA, VRDN (c)(f)	2,700	2,700
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.18% 6/7/11 (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (c)	27,050	27,050
Pennsylvania Gen. Oblig.:
Participating VRDN:
Series Putters 3350, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	4,505	4,505
Series Putters 3352Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	3,775	3,775
TAN First Series 2010-2011, 2.5% 6/30/11	120,000	120,208
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. (California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A1, 0.23% 6/7/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	$ 24,095	$ 24,095
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN Series Merlots 07 C50, 0.26% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	3,345	3,345
Series 2004 85C, 0.17% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,145	13,145
Series 2005 90C, 0.17% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	20,925	20,925
Series 2005-87 C, 0.17% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,700	3,700
Series 2005-91B, 0.18% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,800	1,800
Series 2006 92B, 0.19% 6/7/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(f)	19,500	19,500
Pennsylvania Pub. School Bldg. Auth. School Rev. (Harrisburg School District Proj.) Series 2009 D, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	42,400	42,400
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.18% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	26,530	26,530
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series 2011 B, 0.25% 4/1/12 (c)	15,475	15,475
Philadelphia Auth. for Indl. Dev. Rev. (William Penn Charter School Proj.) Series 2008, 0.18% 6/7/11, LOC PNC Bank NA, VRDN (c)	3,400	3,400
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.17% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	16,500	16,500
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)	12,360	12,360
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Integrys Energy Group, Inc. Proj.) 0.18% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	2,400	2,400
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN Series 2011, 2% 6/18/12	27,400	27,880
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	4,785	4,785
		523,368
Rhode Island - 0.4%
East Greenwich Gen. Oblig. BAN 1.5% 2/15/12	11,000	11,078
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.16% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	$ 13,000	$ 13,000
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 A, 0.19% 6/7/11, LOC Bank of America NA, VRDN (c)	3,900	3,900
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) 0.45% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2008 B1, 0.17% 6/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	10,000	10,000
Series 2008 B2, 0.17% 6/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	20,000	20,000
Series 2008 B3, 0.17% 6/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	18,000	18,000
Series 2008 B4, 0.17% 6/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	7,000	7,000
		87,978
South Carolina - 1.4%
Anderson County School District #5 Gen. Oblig. Participating VRDN Series BA 08 1181, 0.25% 6/7/11 (Liquidity Facility Bank of America NA) (c)(h)	14,650	14,650
Charleston Wtrwks. & Swr. Rev. Series A, 0.17% 6/7/11 (Liquidity Facility Bank of America NA), VRDN (c)	20,745	20,745
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.35% 6/7/11, VRDN (c)(f)	8,100	8,100
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	10,165	10,165
Greenville County School District Bonds Series 2010 C, 1% 6/1/11	12,000	12,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.23% 6/1/11, VRDN (c)	16,000	16,000
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.17% 6/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(h)	2,170	2,170
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 D, 0.19% 6/7/11, LOC Branch Banking & Trust Co., VRDN (c)	3,355	3,355
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 0.35% 6/7/11, LOC Bayerische Landesbank Girozentrale, VRDN (c)(f)	700	700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.: - continued
(Bon Secours Health Sys. Proj.) Series 2008 D, 0.16% 6/7/11, LOC Citibank NA, VRDN (c)	$ 4,300	$ 4,300
(Carolina Piedmont Foundation Proj.) 0.24% 6/7/11, LOC Bank of America NA, VRDN (c)	5,410	5,410
(Giant Cement Holding, Inc. Proj.) 0.25% 6/7/11, LOC Citibank NA, VRDN (c)(f)	2,000	2,000
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.25% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 0.26% 6/7/11, LOC Branch Banking & Trust Co., VRDN (c)(f)	15,400	15,400
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series 2002 D, 5.25% 1/1/12	4,000	4,116
Participating VRDN:
Series ROC II R 11426, 0.19% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	33,000	33,000
Series ROC II R 11528, 0.19% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	17,820	17,820
Series 2010 A:
0.3% 6/7/11 (Liquidity Facility JPMorgan Chase Bank), CP	12,730	12,730
0.3% 6/9/11 (Liquidity Facility JPMorgan Chase Bank), CP	25,000	25,000
Series 2010 B:
0.25% 6/1/11 (Liquidity Facility Wells Fargo Bank NA), CP	18,000	18,000
0.26% 9/2/11 (Liquidity Facility Wells Fargo Bank NA), CP	2,936	2,936
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 0.19% 6/7/11, LOC Bank of America NA, VRDN (c)	35,990	35,990
Series 2003 B3, 0.17% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	7,000	7,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.75% tender 6/1/11, CP mode	22,800	22,800
		309,387
South Dakota - 0.4%
South Dakota Conservancy District Rev. BAN Series 2010, 1.75% 9/30/11	54,330	54,582
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Dakota - continued
South Dakota Hsg. Dev. Auth.:
(Harmony Heights Proj.) Series 2001, 0.22% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	$ 6,500	$ 6,500
(Homeownership Mtg. Proj.):
Series 2003 F, 0.23% 6/7/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(f)	10,000	10,000
Series 2008 F, 0.17% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (c)(f)	9,000	9,000
Series 2007 I, 0.17% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (c)(f)	20,800	20,800
		100,882
Tennessee - 1.3%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.21% 6/7/11, LOC Branch Banking & Trust Co., VRDN (c)	4,200	4,200
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.24% 6/7/11, LOC Bank of America NA, VRDN (c)	1,620	1,620
Chattanooga Indl. Dev. Board Indl. Rev. (Burner Systems Int'l., Inc. Proj.) 0.45% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,500	4,500
Jackson Energy Auth. Wastewtr. Sys. Rev. Series 2009, 0.2% 6/7/11, LOC Bank of America NA, VRDN (c)	10,425	10,425
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Catholic Healthcare Partners Proj.) Series 2008 B, 0.17% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	7,500	7,500
Series 2011 B, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)	14,000	14,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.23% 6/7/11, VRDN (c)(f)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.23% 6/7/11, LOC Rabobank Nederland, VRDN (c)(f)	42,100	42,100
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 0.19% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	10,000	10,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.21% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.2% 6/7/11, LOC Bank of America NA, VRDN (c)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.24% 6/7/11, LOC Bank of America NA, VRDN (c)	$ 24,825	$ 24,825
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	67,475	67,475
Sevier County Pub. Bldg. Auth. Rev. Series V-A-1, 0.28% 6/7/11, LOC Branch Banking & Trust Co., VRDN (c)(f)	13,100	13,100
Shelby County Health Edl. & Hsg. Facilities Board Rev.:
(Trezevant Manor Proj.):
Series 2007 B, 0.2% 6/7/11, LOC Bank of America NA, VRDN (c)	6,410	6,410
Series A, 0.2% 6/7/11, LOC Bank of America NA, VRDN (c)	36,125	36,125
Bonds (Baptist Memorial Health Care Proj.) Series 2004 A, 2.5% 9/1/11	7,830	7,869
Tennessee Hsg. Dev. Agcy. Participating VRDN Series Clipper 05 10, 0.3% 6/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	13,235	13,235
		298,984
Texas - 11.5%
Austin Elec. Util. Sys. Rev. Series A:
0.24% 7/20/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	10,205	10,205
0.25% 6/8/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	73,576	73,576
0.26% 6/8/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	19,145	19,145
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.2% 6/7/11, LOC Bank of Tokyo-Mitsubishi, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	12,900	12,900
Bexar County Gen. Oblig. Participating VRDN Series ROC II R 11791PB, 0.21% 6/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(h)	18,920	18,920
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.32% 6/7/11, LOC HSBC Bank USA, NA, VRDN (c)(f)	6,250	6,250
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.18% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	20,000	20,000
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) 0.28% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.25% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	$ 5,500	$ 5,500
Calhoun County Navigation Indl. Dev. Auth. Port Rev. (Formosa Plastics Corp. Proj.) Series 1994, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	39,300	39,300
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.28% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	25,000	25,000
0.28% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	25,000	25,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.22% 6/7/11, LOC PNC Bank NA, VRDN (c)(f)	47,300	47,300
Series 2008, 0.22% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	20,000	20,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.22% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	5,800	5,800
Cypress-Fairbanks Independent School District Participating VRDN Series DB 597, 0.17% 6/7/11 (Liquidity Facility Deutsche Bank AG) (c)(h)	7,395	7,395
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series WF 09 60C, 0.19% 6/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(h)	17,280	17,280
Dallas County Gen. Oblig. Bonds 2% 2/15/12	4,870	4,925
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.22% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	7,380	7,380
Dallas North Texas Tollway Auth. Series 2010 A1, 0.28% 6/1/11, LOC Bank of America NA, CP	13,700	13,700
Dallas Wtr. & Swr. Sys. Rev. Series C:
0.29% 7/20/11, CP	8,300	8,300
0.3% 7/26/11, CP	23,000	23,000
0.33% 6/23/11, CP	15,500	15,500
0.36% 7/21/11, CP	10,000	10,000
0.36% 7/21/11, CP	14,000	14,000
0.37% 7/14/11, CP	12,000	12,000
0.37% 7/21/11, CP	22,000	22,000
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series ROC II R 12279, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	15,605	15,605
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Denton Independent School District Participating VRDN Series Putters 2603, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	$ 7,380	$ 7,380
Eagle Mountain & Saginaw Independent School District Participating VRDN Series SGA 03 141, 0.19% 6/7/11 (Liquidity Facility Societe Generale) (c)(h)	16,000	16,000
El Paso County Hosp. District Combination Tax and Rev. Participating VRDN Series Solar 06 32, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	19,940	19,940
Franklin Independent School District Bonds Series A, 5% 2/15/12 (Permanent School Fund of Texas Guaranteed)	1,500	1,549
Frisco Gen. Oblig. Participating VRDN Series ROC II R 11909, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	4,095	4,095
Frisco Independent School District Participating VRDN Series WF 11 1C, 0.19% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(h)	13,600	13,600
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.25% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	10,000	10,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1992 B, 0.19% 6/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	35,200	35,200
Series 1993 B:
0.19% 6/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	15,000	15,000
0.19% 6/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	17,000	17,000
Series 1995 B, 0.19% 6/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	26,000	26,000
Greater Texas Student Ln. Corp. Student Ln. Rev.:
Series 1998 A, 0.19% 6/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	24,750	24,750
Series 2000 A, 0.19% 6/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	35,000	35,000
Gulf Coast Indl. Dev. Auth. 0.29% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,280	5,280
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.22% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,000	1,000
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 E, 0.19% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 C, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	18,300	18,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.:
Participating VRDN:
Series RBC E 18, 0.18% 6/7/11 (Liquidity Facility Royal Bank of Canada) (c)(h)	$ 11,000	$ 11,000
Series ROC II R 10360, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	14,345	14,345
Series ROC II R 718 PB, 0.22% 6/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(h)	8,780	8,780
Series A1, 0.32% 8/17/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
Series C, 0.23% 6/15/11 (Liquidity Facility Bank of America NA), CP	10,000	10,000
Series D, 0.31% 8/17/11 (Liquidity Facility JPMorgan Chase Bank), CP	15,385	15,385
Harris County Hosp. District Rev. Series 2010, 0.18% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	14,900	14,900
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.2% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	6,615	6,615
(Louetta Village Apts. Proj.) 0.2% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	6,785	6,785
(Primrose Aldine Bender Apt. Proj.) 0.21% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	7,710	7,710
(Primrose at Bammel Apts. Proj.) 0.21% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	8,380	8,380
(Quail Chase Apts. Proj.) Series 1999, 0.26% 6/7/11, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	11,110	11,110
(Wellington Park Apts. Proj.) 0.2% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	12,550	12,550
Harris County Metropolitan Trans. Auth.:
Series A1:
0.28% 6/7/11 (Liquidity Facility JPMorgan Chase Bank), CP	22,500	22,500
0.31% 6/7/11 (Liquidity Facility JPMorgan Chase Bank), CP	11,800	11,800
0.31% 6/16/11 (Liquidity Facility JPMorgan Chase Bank), CP	10,000	10,000
Series A3:
0.29% 6/16/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
0.31% 6/16/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Tex Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2010, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)	$ 41,000	$ 41,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN:
Series Putters 3709, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	6,665	6,665
Series ROC II R 11860, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	6,000	6,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) 0.2% 6/7/11, LOC Citibank NA, VRDN (c)(f)	9,480	9,480
(Little Nell Apts. Proj.) 0.21% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	12,900	12,900
(Mayfair Park Apts. Proj.) 0.21% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	5,800	5,800
Houston Util. Sys. Rev.:
Participating VRDN:
Series ROC II R 11411, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	9,290	9,290
Series ROC II R 12267, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	16,795	16,795
Series Solar 06 70, 0.18% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	22,170	22,170
Series 2004 B1, 0.19% 6/7/11, LOC Bank of America NA, VRDN (c)	8,600	8,600
Series 2004 B4, 0.19% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	19,750	19,750
Series B1, 0.31% 6/7/11, LOC JPMorgan Chase Bank, CP	49,595	49,595
Series B2:
0.21% 6/23/11, LOC Wells Fargo Bank NA, CP	8,000	8,000
0.26% 7/7/11, LOC Wells Fargo Bank NA, CP	26,900	26,900
0.26% 6/15/11, LOC Bank of Nova Scotia New York Branch, CP	12,000	12,000
0.26% 7/7/11, LOC Barclays Bank PLC, CP	4,000	4,000
0.3% 7/14/11, LOC Barclays Bank PLC, CP	5,000	5,000
Humble Independent School District Participating VRDN Series Solar 06 20, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	13,700	13,700
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.22% 6/7/11, VRDN (c)(f)	12,600	12,600
Judson Independent School District Participating VRDN Series MS 06 1859, 0.17% 6/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(h)	3,940	3,940
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Katy Independent School District Series 2004 C, 0.2% 6/7/11 (Permanent School Fund of Texas Guaranteed), VRDN (c)	$ 5,100	$ 5,100
Kendall County Health Facilities Dev. Corp. Health Care Rev. (Morningside Ministries Proj.) 0.2% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	11,240	11,240
Klein Independent School District Participating VRDN Series ROCS II R 11942, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	5,145	5,145
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.17% 6/7/11 (Liquidity Facility Deutsche Bank AG) (c)(h)	3,160	3,160
Leander Independent School District Participating VRDN Series BC 10 28W, 0.19% 6/7/11 (Liquidity Facility Barclays Bank PLC) (c)(h)	9,250	9,250
Lower Colorado River Auth. Rev.:
Series B, 0.26% 7/8/11, LOC Bank of America NA, CP	10,100	10,100
0.3% 8/4/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	12,000	12,000
0.31% 6/3/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	12,000	12,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.28% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	11,950	11,950
Midlothian Indl. Dev. Corp. Envir. Facilities Rev. (Holnam Texas LP Proj.) Series 1999, 0.22% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	15,100	15,100
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 0.4% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	7,200	7,200
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.2% 6/7/11, LOC Freddie Mac, VRDN (c)(f)	7,470	7,470
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 2005 C, 0.2% 6/7/11, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	98,800	98,800
Series 2007 A, 0.2% 6/7/11, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	54,780	54,780
North Texas Muni. Wtr. District Wtr. Sys. Rev. Bonds Series 2009 C, 4% 9/1/11	1,170	1,181
North Texas Tollway Auth. Rev. Participating VRDN:
Series BC 11 18B, 0.19% 6/7/11 (Liquidity Facility Barclays Bank PLC) (c)(h)	3,840	3,840
Series BC 11 19B, 0.19% 6/7/11 (Liquidity Facility Barclays Bank PLC) (c)(h)	3,835	3,835
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Rev. Participating VRDN: - continued
Series ROC II R 11946, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	$ 6,750	$ 6,750
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.23% 6/7/11, VRDN (c)(f)	94,790	94,790
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.23% 6/7/11, LOC Cr. Suisse Group, VRDN (c)(f)	46,500	46,500
0.23% 6/7/11, LOC Cr. Suisse Group, VRDN (c)(f)	50,000	50,000
Round Rock Independent School District Participating VRDN Series SGA 133, 0.2% 6/7/11 (Liquidity Facility Societe Generale) (c)(h)	12,615	12,615
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series DB 602, 0.17% 6/7/11 (Liquidity Facility Deutsche Bank AG) (c)(h)	8,055	8,055
Series Putters 3560, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	9,015	9,015
Series 2003, 0.19% 6/7/11 (Liquidity Facility Bank of America NA), VRDN (c)	23,175	23,175
San Antonio Indl. Dev. Auth. Indl. Dev. Rev.:
(LGC Bldg. & KLN Steel Proj.) Series 1998, 0.37% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
(Tindall Corp. Proj.) Series 2008 A, 0.25% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	3,150	3,150
San Antonio Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 05 3005 Class A, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	27,500	27,500
Series EGL 06 5, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	43,500	43,500
Series SG 02 159, 0.17% 6/7/11 (Liquidity Facility Societe Generale) (c)(h)	22,500	22,500
Series 2001 A:
0.2% 6/13/11, CP	7,740	7,740
0.25% 6/8/11, CP	30,000	30,000
0.29% 6/10/11, CP	35,733	35,733
Spring Independent School District Participating VRDN Series DB 603, 0.17% 6/7/11 (Liquidity Facility Deutsche Bank AG) (c)(h)	3,775	3,775
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.19% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	$ 94,300	$ 94,300
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, 0.16% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	35,955	35,955
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.):
Series 2008 C3, 0.19% 6/7/11, LOC Bank of America NA, VRDN (c)	11,500	11,500
Series 2008 C4, 0.19% 6/7/11, LOC Bank of America NA, VRDN (c)	26,900	26,900
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 3894, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	6,750	6,750
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) 0.2% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	3,800	3,800
(Chisholm Trail Proj.) 0.2% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	5,400	5,400
(Pinnacle Apts. Proj.) 0.19% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	7,065	7,065
(Residences at Sunset Pointe Proj.) 0.27% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.21% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	6,380	6,380
(Windshire Apts. Proj.) 0.2% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	13,900	13,900
Sereis 2006, 0.2% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	14,490	14,490
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN:
Series BA 1048, 0.32% 6/7/11 (Liquidity Facility Bank of America NA) (c)(f)(h)	2,438	2,438
Series ROC II R 11215 WF, 0.23% 6/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(f)(h)	12,120	12,120
Texas Gen. Oblig.:
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2002 A2:
0.2% 6/7/11, VRDN (c)(f)	6,700	6,700
0.2% 6/7/11, VRDN (c)(f)	8,650	8,650
Fund II Series 2005 B, 0.2% 6/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	39,305	39,305
Fund II Series 2007 A, 0.19% 6/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	43,250	43,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Participating VRDN:
Series DB 448, 0.19% 6/7/11 (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	$ 5,730	$ 5,730
Series EGL 06 0125, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	27,940	27,940
Series EGL 07 90, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	15,000	15,000
Series Putters 3478, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	4,995	4,995
Series Putters 3479, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	11,910	11,910
Series ROC II R 11087, 0.23% 6/7/11 (Liquidity Facility Citibank NA) (c)(f)(h)	15,680	15,680
Series ROC II R 11184, 0.17% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	6,420	6,420
Texas Pub. Fin. Auth.:
Series 2002 A:
0.27% 8/1/11, CP	5,200	5,200
0.27% 8/8/11, CP	5,000	5,000
Series 2002 B, 0.27% 8/1/11, CP	12,000	12,000
Texas Pub. Fin. Auth. Rev.:
Bonds Series 2010 A, 2% 7/1/11	52,000	52,073
Series 2008:
0.24% 8/16/11, CP	19,000	19,000
0.28% 8/17/11, CP	10,000	10,000
0.31% 8/4/11, CP	12,850	12,850
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.18% 6/7/11, LOC Bank of Scotland PLC, VRDN (c)	39,800	39,800
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) 0.21% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	4,885	4,885
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A, 0.27% 10/6/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	30,000	30,000
Waco Health Facilities Dev. Corp. Participating VRDN Series Solar 07 40X, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	21,285	21,285
		2,603,240
Utah - 2.3%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.16% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	1,900	1,900
Davis County School District Bonds TAN 2% 6/30/11	15,000	15,019
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	$ 22,000	$ 22,000
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1:
0.27% 6/16/11 (Liquidity Facility Bank of Nova Scotia), CP	6,750	6,750
0.3% 6/17/11 (Liquidity Facility Bank of Nova Scotia), CP	30,850	30,850
0.3% 6/17/11 (Liquidity Facility Bank of Nova Scotia), CP	3,550	3,550
Series 1997 B2, 0.32% 6/9/11 (Liquidity Facility Bank of Nova Scotia), CP	17,200	17,200
Series 1997 B3:
0.27% 6/16/11 (Liquidity Facility JPMorgan Chase Bank), CP	33,700	33,700
0.3% 6/17/11 (Liquidity Facility JPMorgan Chase Bank), CP	20,600	20,600
Series 1998 B4:
0.28% 6/7/11 (Liquidity Facility JPMorgan Chase Bank), CP	67,800	67,800
0.3% 6/16/11 (Liquidity Facility JPMorgan Chase Bank), CP	19,500	19,500
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 0.14% 6/7/11 (Liquidity Facility JPMorgan Chase & Co.) (c)(h)	63,015	63,015
Salt Lake City Sales Tax Rev. 0.19% 6/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	7,485	7,485
Utah Gen. Oblig. Bonds 5% 7/1/11	4,885	4,904
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) 0.19% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	8,485	8,485
Utah Hsg. Corp. Single Family Mtg. Rev.:
Series 2002 A, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,840	6,840
Series 2002 B, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	9,530	9,530
Series 2002 D, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,740	6,740
Series 2003 B, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,145	10,145
Series 2003 C, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,610	8,610
Series 2003 E, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,625	8,625
Series 2003 F, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,060	6,060
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Hsg. Corp. Single Family Mtg. Rev.: - continued
Series 2003 G, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 6,060	$ 6,060
Series 2004 G, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,870	13,870
Series 2005 B, 0.23% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	11,990	11,990
Series 2005 D, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	15,290	15,290
Series 2005 E, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	16,160	16,160
Series 2005 F, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,300	5,300
Series 2005 G, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	12,675	12,675
Series 2005 H, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,800	8,800
Series 2006 A, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,165	6,165
Series 2006 F, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Utah Hsg. Fin. Agcy. Series 2001 A2, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	9,175	9,175
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	26,265	26,265
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series ROC II R 11922, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	3,225	3,225
		519,283
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. Bonds Series WF 10 27C, 0.38%, tender 11/2/11 (Liquidity Facility Wells Fargo Bank NA) (c)(h)(i)	25,910	25,910
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 0.37% 6/7/11, LOC Royal Bank of Scotland NV, VRDN (c)(f)	6,600	6,600
		32,510
Virginia - 2.0%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 B, 0.19% 6/7/11, LOC Branch Banking & Trust Co., VRDN (c)	19,585	19,585
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.19% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	$ 21,720	$ 21,720
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Gates of Ballston Apts.) 0.5% 6/7/11, LOC RBC Centura Bank, Rocky Mount, VRDN (c)(f)	14,200	14,200
Series A, 0.21% 6/7/11, LOC Freddie Mac, VRDN (c)(f)	4,000	4,000
Fairfax County Econ. Dev. Auth. Indl. Dev. Rev. (The Lorton Arts Foundation, Inc. Proj.) Series 2010, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	13,000	13,000
Fairfax County Econ. Dev. Auth. Rev. (Smithsonian Institution Proj.) Series A, 0.18% 6/7/11 (Liquidity Facility Bank of America NA), VRDN (c)	2,100	2,100
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) 0.19% 6/7/11, LOC Bank of America NA, VRDN (c)	23,400	23,400
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) 0.3%, tender 12/27/11 (c)	18,000	18,000
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.35% tender 6/13/11, CP mode (f)	18,200	18,200
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.25% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	9,000	9,000
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 0.24% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	6,387	6,387
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.17% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,200	5,200
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2009 A, 0.41%, tender 4/26/12 (c)	12,000	12,000
Series 2010 B, 0.3%, tender 12/27/11 (c)	14,355	14,355
Norfolk Econ. Dev. Auth. Rev.:
(Bon Secours Health Sys. Proj.) Series 2008 D1, 0.16% 6/7/11, LOC Citibank NA, VRDN (c)	10,210	10,210
Series 1997, 0.32% 8/18/11, CP	13,800	13,800
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 1.3% tender 6/13/11, CP mode	11,200	11,200
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.25% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,360	5,360
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.): - continued
Series 2001, 0.25% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 5,350	$ 5,350
Series 2006, 0.25% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,850	5,850
Richmond Gen. Oblig. Bonds Series 2010 C, 1.5% 7/15/11	8,315	8,327
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 11262, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	4,875	4,875
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.19% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds Series 2010 A, 2% 9/1/11	4,460	4,478
Virginia Hsg. Dev. Auth. Participating VRDN:
Series Merlots 06 B16, 0.26% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	11,385	11,385
Series Merlots 06 C3, 0.26% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	4,190	4,190
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev.:
Bonds Series Merlots B20, 0.43%, tender 8/17/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)(i)	6,285	6,285
Participating VRDN:
Series BA 1046, 0.32% 6/7/11 (Liquidity Facility Bank of America NA) (c)(f)(h)	36,960	36,960
Series BA 1047, 0.32% 6/7/11 (Liquidity Facility Bank of America NA) (c)(f)(h)	22,080	22,080
Series Merlots 06 07, 0.26% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	3,785	3,785
Series Merlots 06 B18, 0.26% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	19,995	19,995
Series Merlots 06 B21, 0.26% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	8,285	8,285
Series Merlots 07 C42, 0.26% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	6,340	6,340
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 2010 B1, 2% 8/1/11	7,565	7,586
Virginia Pub. School Auth. Participating VRDN Series CTE 05 38, 0.18% 6/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(h)	17,955	17,955
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.17% 6/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(h)	2,945	2,945
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN: - continued
Series PT 4634, 0.18% 6/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(h)	$ 11,920	$ 11,920
Series ROC II R 11923, 0.17% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	3,845	3,845
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.19% 6/7/11, LOC Bank of America NA, VRDN (c)	24,000	24,000
		448,153
Washington - 5.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	8,280	8,280
Chelan County Pub. Util. District #1 Rev. Participating VRDN:
Series BC 11 20B, 0% 6/8/11 (Liquidity Facility Barclays Bank PLC) (c)(f)(h)	4,475	4,475
Series Merlots 01 B1, 0.26% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	26,990	26,990
Energy Northwest Elec. Rev. Bonds (#3 Proj.) Series 2003 A, 5.5% 7/1/11	8,300	8,335
Everett Indl. Dev. Corp. Exempt Facilities Rev. 0.23% 6/7/11, VRDN (c)(f)	12,800	12,800
King County Gen. Oblig.:
BAN Series 2011 A, 2.75% 3/1/12	12,430	12,653
Bonds Series 2010 A, 2% 12/1/11	6,660	6,714
Participating VRDN:
Series DB 598, 0.17% 6/7/11 (Liquidity Facility Deutsche Bank AG) (c)(h)	3,505	3,505
Series ROC II R 11731, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	9,810	9,810
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.21% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	16,925	16,925
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.2% 6/7/11, LOC Bank of America NA, VRDN (c)	19,505	19,505
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev. Bonds (BP West Coast Products LLC Proj.) 0.32% tender 6/17/11 (BP PLC Guaranteed), CP mode	4,750	4,750
Port of Seattle Gen. Oblig. Series 2002 B2, 0.28% 6/1/11, LOC Bayerische Landesbank Girozentrale, CP (f)	10,455	10,455
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev.:
Participating VRDN:
Series Putters 2020, 0.3% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	$ 7,450	$ 7,450
Series Putters 2553Z, 0.3% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	5,135	5,135
Series 1997, 0.21% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	101,630	101,630
Series 2001 B1, 0.33% 7/8/11, LOC Bank of America NA, CP (f)	12,200	12,200
Series 2008, 0.21% 6/7/11, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	197,915	197,915
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.2% 6/7/11, LOC Bank of America NA, VRDN (c)	25,000	25,000
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2011 A:
1% 8/1/11	2,965	2,968
1% 2/1/12	10,770	10,812
Seattle Wtr. Sys. Rev. Participating VRDN:
Series MS 06 2170, 0.17% 6/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(h)	2,530	2,530
Series ROC II R 11144, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	11,705	11,705
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.2% 6/7/11, LOC Bank of America NA, VRDN (c)	8,360	8,360
Spokane County School District #81 Bonds Series 2010 A, 2% 12/1/11 (Washington Gen. Oblig. Guaranteed)	10,500	10,586
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 94, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	2,692	2,692
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 0.22% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	2,300	2,300
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	7,200	7,200
Washington Gen. Oblig.:
Participating VRDN:
Series DB 599, 0.17% 6/7/11 (Liquidity Facility Deutsche Bank AG) (c)(h)	4,835	4,835
Series DB 606, 0.17% 6/7/11 (Liquidity Facility Deutsche Bank AG) (c)(h)	6,040	6,040
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig.: - continued
Participating VRDN:
Series Putters 3501Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	$ 11,660	$ 11,660
Series Putters 3539, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	10,000	10,000
Series Putters 3854, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(h)	3,500	3,500
Series Solar 06 13, 0.18% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	33,645	33,645
Series 1996 A, 0.17% 6/7/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	15,000	15,000
Washington Health Care Facilities Auth. (Swedish Health Svcs. Proj.) Series 2011 C, 0.16% 6/7/11, LOC Citibank NA, VRDN (c)	11,000	11,000
Washington Health Care Facilities Auth. Rev.:
(Children's Hosp. Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.22% 6/7/11, LOC Bank of America NA, VRDN (c)	10,500	10,500
Series 2008 B, 0.2% 6/7/11, LOC Bank of America NA, VRDN (c)	54,100	54,100
(Southwest Washington Med. Ctr.) Series 2008 A, 0.18% 6/7/11, LOC Union Bank of California, VRDN (c)	30,100	30,100
(Swedish Health Svcs. Proj.) Series 2009 C, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)	55,000	55,000
Bonds (Providence Health Systems Proj.) Series A, 5.5% 10/1/11	3,000	3,043
Participating VRDN Series Solar 07 66, 0.18% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	19,710	19,710
Washington Hsg. Fin. Commission Participating VRDN Series BC 10 10W, 0.22% 6/7/11 (Liquidity Facility Barclays Bank PLC) (c)(f)(h)	7,340	7,340
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) 0.22% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	18,755	18,755
(Ballard Landmark Inn Proj.) Series A, 0.18% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	31,590	31,590
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.19% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,550	5,550
(Crestview Apts. Proj.) 0.19% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
(Echo Lake Sr. Apts. Proj.) 0.19% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.19% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	11,750	11,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Gardens Univ. Village Apt. Proj.) Series A, 0.18% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	$ 48,540	$ 48,540
(Highland Park Apts. Proj.) Series A, 0.21% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	9,040	9,040
(Merrill Gardens at Renton Centre Proj.) Series A, 0.19% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	20,790	20,790
(Pinehurst Apts. Proj.) Series A, 0.21% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(Seaport Landing Retirement Proj.) Series A, 0.22% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	11,880	11,880
(Silver Creek Apts. Proj.) Series A, 0.2% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	8,150	8,150
(The Cambridge Apts. Proj.) Series 2009, 0.17% 6/7/11, LOC Fannie Mae, VRDN (c)	3,900	3,900
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.19% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.21% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	7,535	7,535
(Vintage Mount Vernon Proj.) Series A, 0.21% 6/7/11, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.17% 6/7/11, LOC Fannie Mae, VRDN (c)	3,750	3,750
0.22% 6/7/11, LOC Bank of America NA, VRDN (c)	17,175	17,175
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	48,475	48,475
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.) Series 2010 A, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	6,470	6,470
		1,149,723
West Virginia - 0.8%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.75% tender 6/15/11, CP mode (f)	20,000	20,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 1.35% tender 6/13/11, CP mode (f)	7,400	7,400
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.23% 6/7/11, LOC Bank of America NA, VRDN (c)(f)	8,420	8,420
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.2% 6/7/11, LOC Deutsche Bank AG, VRDN (c)(f)	$ 7,530	$ 7,530
Series 1990 B, 0.2% 6/7/11, LOC Deutsche Bank AG, VRDN (c)(f)	16,285	16,285
Series 1990 C, 0.2% 6/7/11, LOC Deutsche Bank AG, VRDN (c)(f)	700	700
Series 1990 D, 0.2% 6/7/11, LOC Deutsche Bank AG, VRDN (c)(f)	8,500	8,500
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.):
Series 2008 B, 0.26% 6/7/11, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	10,000	10,000
Series 2009 A, 0.18% 6/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	11,175	11,175
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.22% 6/7/11, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	75,000	75,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 D, 0.18% 6/7/11, LOC Bank of America NA, VRDN (c)	10,400	10,400
		175,410
Wisconsin - 0.8%
Milwaukee Gen. Oblig.:
Bonds Series 2011 N3, 4% 5/15/12 (b)	11,250	11,639
Series C2:
0.19% 6/13/11, LOC State Street Bank & Trust Co., Boston, CP	14,000	14,000
0.24% 6/13/11, LOC State Street Bank & Trust Co., Boston, CP	18,000	18,000
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 0.23% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,315	1,315
Wisconsin Gen. Oblig.:
Bonds Series C, 3% 5/1/12	2,800	2,865
Series 2006 A, 0.29% 8/18/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	20,000	20,000
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN ROC II R 11837, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(h)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev.:
Series 2002 I, 0.2% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 29,600	$ 29,600
Series 2003 B, 0.17% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	15,775	15,775
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev.:
Series 2007 A, 0.22% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,400	7,400
Series 2008 A, 0.2% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	10,785	10,785
Wisconsin Trans. Rev.:
Series 1997 A:
0.31% 8/17/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	14,499	14,499
0.31% 10/6/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	19,149	19,149
Series 2006 A:
0.29% 8/18/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
0.34% 9/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,465	13,465
		192,992
Wyoming - 0.2%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.25% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,000	5,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.16% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	3,750	3,750
Wyoming Cmnty. Dev. Auth. (Single Family Mtg. Prog.) Series 2002 A, 0.16% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	10,000	10,000
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Series 2003-4, 0.2% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Series 2004-3, 0.2% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Series 2005-4, 0.2% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wyoming - continued
Wyoming Cmnty. Dev. Auth. Hsg. Rev.: - continued
Series 2006-2, 0.2% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 8,000	$ 8,000
Series 2008-2, 0.2% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,000	13,000
		57,750
	Shares
Other - 13.6%
Fidelity Municipal Cash Central Fund, 0.16% (d)(e)	3,099,343	3,099,343
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $22,655,556)		22,655,556
NET OTHER ASSETS (LIABILITIES) - 0.2%		44,166
NET ASSETS - 100%		$ 22,699,722
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,750,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $107,580,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Auburn Univ. Gen. Fee Rev. Bonds Series WF 08 55C, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.)	10/2/08	$ 23,570
Security	Acquisition Date	Cost (000s)
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.38%, tender 8/17/11 (Liquidity Facility Wells Fargo Bank NA)	7/13/09	$ 9,720
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.35%, tender 7/6/11	1/5/11	$ 26,810
Salem-Keizer School District #24J Bonds Series WF 09 4Z, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.)	3/19/09 - 1/7/11	$ 15,285
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. Bonds Series WF 10 27C, 0.38%, tender 11/2/11 (Liquidity Facility Wells Fargo Bank NA)	5/4/11	$ 25,910
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Bonds Series Merlots B20, 0.43%, tender 8/17/11 (Liquidity Facility Wells Fargo Bank NA)	1/20/09	$ 6,285
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 5,543
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2011, the cost of investment securities for income tax purposes was $22,655,556,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 29, 2011